UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Emerging Markets Debt Opportunities Fund

Class A EADOX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.15%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An overweight position in Surinamese government bonds -- boosted by debt restructuring in late 2023 -- helped Index-relative returns during the period

↑ An out-of-Index allocation to Egyptian local-currency bonds aided returns as actions by Egypt’s central bank led to support by the IMF and other groups

↑ An overweight exposure to Brazilian corporate bonds -- including sugar and ethanol producer Usina Coruripe, and mining firm Samarco -- helped returns

↑ The use of derivatives -- including foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures -- helped Index-relative performance

↓ The Fund’s lack of exposure to U.S. interest rates hurt performance as short-term interest-rate declines led to multiple bond rallies during the period

↓ An underweight exposure to the South African rand, which rallied after the ANC Party lost its majority in a national election, detracted from returns

↓ An out-of-Index exposure to the South Korean won hurt returns as the currency weakened amid rising concerns over political and economic risks

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/14	$9,675	$10,000	$10,000
8/14	$9,704	$10,048	$10,065
9/14	$9,499	$9,535	$9,741
10/14	$9,577	$9,684	$9,881
11/14	$9,538	$9,557	$9,814
12/14	$9,255	$8,990	$9,419
1/15	$9,316	$9,021	$9,473
2/15	$9,387	$8,899	$9,456
3/15	$9,255	$8,634	$9,333
4/15	$9,499	$8,886	$9,547
5/15	$9,438	$8,657	$9,427
6/15	$9,346	$8,552	$9,312
7/15	$9,234	$8,332	$9,203
8/15	$8,979	$7,884	$8,899
9/15	$8,725	$7,650	$8,711
10/15	$8,949	$7,996	$9,017
11/15	$9,010	$7,823	$8,906
12/15	$8,907	$7,649	$8,749
1/16	$8,690	$7,676	$8,752
2/16	$8,793	$7,787	$8,880
3/16	$9,196	$8,492	$9,425
4/16	$9,434	$8,710	$9,629
5/16	$9,423	$8,237	$9,368
6/16	$9,640	$8,722	$9,764
7/16	$9,713	$8,774	$9,876
8/16	$9,909	$8,778	$9,955
9/16	$9,992	$8,955	$10,070
10/16	$10,018	$8,879	$9,996
11/16	$9,723	$8,255	$9,490
12/16	$9,847	$8,410	$9,629
1/17	$9,929	$8,599	$9,802
2/17	$10,065	$8,754	$9,973
3/17	$10,169	$8,956	$10,106
4/17	$10,296	$9,061	$10,231
5/17	$10,380	$9,239	$10,370
6/17	$10,497	$9,281	$10,396
7/17	$10,604	$9,473	$10,546
8/17	$10,790	$9,643	$10,712
9/17	$10,921	$9,610	$10,704
10/17	$10,893	$9,340	$10,572
11/17	$10,991	$9,497	$10,663
12/17	$11,085	$9,689	$10,799
1/18	$11,289	$10,123	$11,041
2/18	$11,249	$10,017	$10,901
3/18	$11,315	$10,119	$10,960
4/18	$11,286	$9,820	$10,740
5/18	$11,020	$9,331	$10,428
6/18	$10,800	$9,065	$10,237
7/18	$10,903	$9,237	$10,437
8/18	$10,572	$8,674	$10,046
9/18	$10,603	$8,899	$10,238
10/18	$10,525	$8,725	$10,067
11/18	$10,594	$8,970	$10,194
12/18	$10,592	$9,087	$10,313
1/19	$10,980	$9,583	$10,778
2/19	$11,055	$9,478	$10,775
3/19	$11,055	$9,353	$10,777
4/19	$11,093	$9,336	$10,795
5/19	$11,157	$9,364	$10,835
6/19	$11,493	$9,880	$11,285
7/19	$11,779	$9,971	$11,397
8/19	$11,663	$9,708	$11,271
9/19	$11,848	$9,801	$11,330
10/19	$11,995	$10,085	$11,526
11/19	$12,157	$9,902	$11,419
12/19	$12,481	$10,311	$11,740
1/20	$12,550	$10,179	$11,755
2/20	$12,388	$9,832	$11,525
3/20	$10,707	$8,743	$10,156
4/20	$11,013	$9,086	$10,516
5/20	$11,770	$9,556	$11,051
6/20	$12,196	$9,601	$11,250
7/20	$12,272	$9,891	$11,590
8/20	$12,519	$9,858	$11,612
9/20	$12,440	$9,660	$11,427
10/20	$12,532	$9,701	$11,458
11/20	$13,000	$10,233	$11,959
12/20	$13,370	$10,589	$12,267
1/21	$13,419	$10,476	$12,166
2/21	$13,410	$10,195	$11,923
3/21	$13,195	$9,882	$11,692
4/21	$13,425	$10,105	$11,906
5/21	$13,611	$10,357	$12,106
6/21	$13,587	$10,232	$12,080
7/21	$13,487	$10,188	$12,073
8/21	$13,707	$10,266	$12,170
9/21	$13,606	$9,914	$11,878
10/21	$13,505	$9,782	$11,786
11/21	$13,325	$9,515	$11,555
12/21	$13,535	$9,663	$11,697
1/22	$13,353	$9,662	$11,564
2/22	$12,679	$9,179	$10,946
3/22	$12,606	$9,039	$10,768
4/22	$12,501	$8,494	$10,237
5/22	$12,395	$8,644	$10,313
6/22	$11,784	$8,259	$9,844
7/22	$11,661	$8,283	$9,956
8/22	$12,016	$8,271	$9,930
9/22	$11,624	$7,869	$9,435
10/22	$11,699	$7,799	$9,349
11/22	$12,350	$8,353	$9,982
12/22	$12,664	$8,534	$10,136
1/23	$13,032	$8,900	$10,511
2/23	$12,919	$8,618	$10,245
3/23	$12,927	$8,974	$10,502
4/23	$12,952	$9,051	$10,584
5/23	$13,066	$8,908	$10,470
6/23	$13,449	$9,199	$10,727
7/23	$13,672	$9,463	$10,959
8/23	$13,536	$9,209	$10,759
9/23	$13,471	$8,899	$10,487
10/23	$13,425	$8,852	$10,392
11/23	$13,766	$9,319	$10,907
12/23	$14,072	$9,618	$11,295
1/24	$14,249	$9,471	$11,196
2/24	$14,597	$9,417	$11,212
3/24	$14,948	$9,414	$11,297
4/24	$14,957	$9,213	$11,092
5/24	$15,216	$9,362	$11,272
6/24	$15,205	$9,261	$11,255
7/24	$15,374	$9,471	$11,478

Average Annual Total Returns (%)Footnote Reference*

	1 Year	5 Years	10 Years
Class A	12.42%	5.46%	4.73%
Class A with 3.25% Maximum Sales Charge	8.83%	4.78%	4.39%
J.P. Morgan Emerging Market Bond Index Global Diversified Footnote Reference†Footnote Referencea	0.08%	(1.02%)	(0.54%)
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	4.73%	0.14%	1.39%
Footnote	Description
Footnote†	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[a]	Index is used with permission. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. See Fund prospectus for full description.
Footnote*	Class A performance prior to 9/3/15 is linked to Class R6. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,357,927,839
# of Portfolio Holdings (including derivatives)	699
Portfolio Turnover Rate	173%
Total Advisory Fees Paid	$11,163,451

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Sovereign Government Bonds
47.1%
Foreign Corporate Bonds
28.6%
Short-Term Investments
15.7%
Senior Floating-Rate Loans
5.6%
Sovereign Loans
1.3%
Loan Participation Notes
1.0%
Other†
0.7%

Value	Value
OtherFootnote Reference†	0.7%
Loan Participation Notes	1.0%
Sovereign Loans	1.3%
Senior Floating-Rate Loans	5.6%
Short-Term Investments	15.7%
Foreign Corporate Bonds	28.6%
Sovereign Government Bonds	47.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	9.7%
Uzbekistan	9.3%
Dominican Republic	4.4%
Nigeria	3.6%
Serbia	3.2%
Turkey	2.7%
Taiwan	1.9%
Kazakhstan	1.9%
Malaysia	1.6%
Other	9.3%
Total Long Exposure	47.7%
Euro	(3.0%)
Total Short Exposure	(3.0%)
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

EADOX-TSR-AR

Eaton Vance Emerging Markets Debt Opportunities Fund

Class I EIDOX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.91%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An overweight position in Surinamese government bonds -- boosted by debt restructuring in late 2023 -- helped Index-relative returns during the period

↑ An out-of-Index allocation to Egyptian local-currency bonds aided returns as actions by Egypt’s central bank led to support by the IMF and other groups

↑ An overweight exposure to Brazilian corporate bonds -- including sugar and ethanol producer Usina Coruripe, and mining firm Samarco -- helped returns

↑ The use of derivatives -- including foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures -- helped Index-relative performance

↓ The Fund’s lack of exposure to U.S. interest rates hurt performance as short-term interest-rate declines led to multiple bond rallies during the period

↓ An underweight exposure to the South African rand, which rallied after the ANC Party lost its majority in a national election, detracted from returns

↓ An out-of-Index exposure to the South Korean won hurt returns as the currency weakened amid rising concerns over political and economic risks

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/14	$1,000,000	$1,000,000	$1,000,000
8/14	$1,003,041	$1,004,800	$1,006,507
9/14	$981,784	$953,471	$974,074
10/14	$989,883	$968,373	$988,062
11/14	$985,830	$955,682	$981,372
12/14	$956,557	$899,035	$941,886
1/15	$962,877	$902,050	$947,255
2/15	$970,250	$889,941	$945,646
3/15	$956,558	$863,416	$933,273
4/15	$981,840	$888,615	$954,692
5/15	$975,518	$865,700	$942,688
6/15	$966,033	$855,160	$931,157
7/15	$954,443	$833,234	$920,259
8/15	$928,104	$788,415	$889,850
9/15	$901,764	$765,008	$871,146
10/15	$923,883	$799,639	$901,690
11/15	$930,203	$782,348	$890,640
12/15	$919,700	$764,915	$874,876
1/16	$899,354	$767,573	$875,214
2/16	$910,064	$778,654	$887,954
3/16	$952,890	$849,173	$942,511
4/16	$977,519	$871,017	$962,878
5/16	$977,519	$823,660	$936,784
6/16	$998,932	$872,154	$976,446
7/16	$1,008,567	$877,403	$987,650
8/16	$1,028,908	$877,755	$995,515
9/16	$1,038,542	$895,514	$1,006,957
10/16	$1,041,538	$887,943	$999,554
11/16	$1,010,115	$825,506	$949,007
12/16	$1,023,157	$840,957	$962,902
1/17	$1,031,840	$859,894	$980,190
2/17	$1,047,327	$875,389	$997,346
3/17	$1,058,394	$895,633	$1,010,614
4/17	$1,070,676	$906,094	$1,023,115
5/17	$1,079,601	$923,858	$1,037,039
6/17	$1,093,169	$928,086	$1,039,570
7/17	$1,104,507	$947,334	$1,054,582
8/17	$1,122,892	$964,321	$1,071,243
9/17	$1,137,897	$961,047	$1,070,380
10/17	$1,135,312	$933,956	$1,057,194
11/17	$1,145,750	$949,692	$1,066,304
12/17	$1,155,781	$968,892	$1,079,881
1/18	$1,177,264	$1,012,287	$1,104,140
2/18	$1,173,381	$1,001,718	$1,090,103
3/18	$1,180,470	$1,011,947	$1,095,952
4/18	$1,177,773	$982,024	$1,073,956
5/18	$1,150,328	$933,148	$1,042,833
6/18	$1,126,453	$906,484	$1,023,732
7/18	$1,137,449	$923,663	$1,043,675
8/18	$1,103,175	$867,447	$1,004,594
9/18	$1,106,721	$889,940	$1,023,789
10/18	$1,098,800	$872,504	$1,006,718
11/18	$1,107,544	$897,000	$1,019,386
12/18	$1,106,329	$908,713	$1,031,304
1/19	$1,148,243	$958,304	$1,077,821
2/19	$1,156,376	$947,830	$1,077,530
3/19	$1,156,623	$935,253	$1,077,652
4/19	$1,160,839	$933,613	$1,079,460
5/19	$1,167,749	$936,372	$1,083,484
6/19	$1,203,068	$987,961	$1,128,503
7/19	$1,233,222	$997,124	$1,139,683
8/19	$1,221,445	$970,800	$1,127,123
9/19	$1,239,687	$980,133	$1,133,036
10/19	$1,256,715	$1,008,532	$1,152,649
11/19	$1,273,848	$990,202	$1,141,893
12/19	$1,308,047	$1,031,138	$1,174,018
1/20	$1,315,565	$1,017,869	$1,175,454
2/20	$1,298,887	$983,163	$1,152,535
3/20	$1,122,037	$874,279	$1,015,617
4/20	$1,154,291	$908,555	$1,051,624
5/20	$1,233,732	$955,600	$1,105,094
6/20	$1,278,566	$960,097	$1,125,007
7/20	$1,288,335	$989,087	$1,158,962
8/20	$1,314,481	$985,841	$1,161,152
9/20	$1,304,991	$965,965	$1,142,679
10/20	$1,316,454	$970,079	$1,145,759
11/20	$1,365,779	$1,023,317	$1,195,879
12/20	$1,404,778	$1,058,914	$1,226,736
1/21	$1,408,794	$1,047,562	$1,216,627
2/21	$1,408,166	$1,019,493	$1,192,265
3/21	$1,385,909	$988,197	$1,169,194
4/21	$1,410,271	$1,010,525	$1,190,632
5/21	$1,430,110	$1,035,737	$1,210,564
6/21	$1,429,516	$1,023,155	$1,207,964
7/21	$1,417,793	$1,018,783	$1,207,296
8/21	$1,441,198	$1,026,635	$1,217,041
9/21	$1,430,952	$991,407	$1,187,819
10/21	$1,422,238	$978,240	$1,178,629
11/21	$1,403,726	$951,483	$1,155,466
12/21	$1,426,077	$966,287	$1,169,664
1/22	$1,407,343	$966,237	$1,156,419
2/22	$1,335,154	$917,920	$1,094,583
3/22	$1,327,843	$903,861	$1,076,770
4/22	$1,317,109	$849,392	$1,023,728
5/22	$1,306,284	$864,367	$1,031,310
6/22	$1,242,323	$825,879	$984,437
7/22	$1,229,707	$828,297	$995,576
8/22	$1,267,262	$827,134	$992,974
9/22	$1,226,356	$786,851	$943,501
10/22	$1,234,540	$779,909	$934,857
11/22	$1,303,300	$835,334	$998,175
12/22	$1,336,712	$853,375	$1,013,615
1/23	$1,375,757	$890,009	$1,051,109
2/23	$1,364,151	$861,845	$1,024,475
3/23	$1,365,320	$897,396	$1,050,200
4/23	$1,368,331	$905,133	$1,058,435
5/23	$1,380,674	$890,841	$1,047,018
6/23	$1,423,140	$919,882	$1,072,750
7/23	$1,445,149	$946,350	$1,095,932
8/23	$1,431,102	$920,923	$1,075,869
9/23	$1,426,570	$889,918	$1,048,662
10/23	$1,420,071	$885,233	$1,039,164
11/23	$1,456,361	$931,876	$1,090,708
12/23	$1,489,002	$961,763	$1,129,469
1/24	$1,508,030	$947,116	$1,119,643
2/24	$1,545,143	$941,683	$1,121,165
3/24	$1,582,527	$941,417	$1,129,667
4/24	$1,583,801	$921,300	$1,109,241
5/24	$1,611,548	$936,163	$1,127,225
6/24	$1,610,804	$926,051	$1,125,490
7/24	$1,628,738	$947,116	$1,147,771

Average Annual Total Returns (%)Footnote Reference*

	1 Year	5 Years	10 Years
Class I	12.70%	5.71%	4.99%
J.P. Morgan Emerging Market Bond Index Global Diversified Footnote Reference†Footnote Referencea	0.08%	(1.02%)	(0.54%)
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	4.73%	0.14%	1.39%
Footnote	Description
Footnote†	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[a]	Index is used with permission. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. See Fund prospectus for full description.
Footnote*	Class I performance prior to 9/3/15 is linked to Class R6. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,357,927,839
# of Portfolio Holdings (including derivatives)	699
Portfolio Turnover Rate	173%
Total Advisory Fees Paid	$11,163,451

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Loan Participation Notes	1.0%
Sovereign Loans	1.3%
Senior Floating-Rate Loans	5.6%
Short-Term Investments	15.7%
Foreign Corporate Bonds	28.6%
Sovereign Government Bonds	47.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	9.7%
Uzbekistan	9.3%
Dominican Republic	4.4%
Nigeria	3.6%
Serbia	3.2%
Turkey	2.7%
Taiwan	1.9%
Kazakhstan	1.9%
Malaysia	1.6%
Other	9.3%
Total Long Exposure	47.7%
Euro	(3.0%)
Total Short Exposure	(3.0%)
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

EIDOX-TSR-AR

Eaton Vance Emerging Markets Debt Opportunities Fund

Class R6 EELDX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$87	0.82%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An overweight position in Surinamese government bonds -- boosted by debt restructuring in late 2023 -- helped Index-relative returns during the period

↑ An out-of-Index allocation to Egyptian local-currency bonds aided returns as actions by Egypt’s central bank led to support by the IMF and other groups

↑ An overweight exposure to Brazilian corporate bonds -- including sugar and ethanol producer Usina Coruripe, and mining firm Samarco -- helped returns

↑ The use of derivatives -- including foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures -- helped Index-relative performance

↓ The Fund’s lack of exposure to U.S. interest rates hurt performance as short-term interest-rate declines led to multiple bond rallies during the period

↓ An underweight exposure to the South African rand, which rallied after the ANC Party lost its majority in a national election, detracted from returns

↓ An out-of-Index exposure to the South Korean won hurt returns as the currency weakened amid rising concerns over political and economic risks

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/14	$5,000,000	$5,000,000	$5,000,000
8/14	$5,015,203	$5,024,002	$5,032,537
9/14	$4,908,919	$4,767,355	$4,870,371
10/14	$4,949,415	$4,841,866	$4,940,309
11/14	$4,929,149	$4,778,409	$4,906,861
12/14	$4,782,787	$4,495,175	$4,709,428
1/15	$4,814,385	$4,510,250	$4,736,274
2/15	$4,851,248	$4,449,703	$4,728,229
3/15	$4,782,788	$4,317,082	$4,666,366
4/15	$4,909,199	$4,443,075	$4,773,459
5/15	$4,877,588	$4,328,502	$4,713,441
6/15	$4,830,166	$4,275,799	$4,655,783
7/15	$4,772,214	$4,166,168	$4,601,297
8/15	$4,640,518	$3,942,077	$4,449,251
9/15	$4,508,820	$3,825,042	$4,355,731
10/15	$4,619,417	$3,998,197	$4,508,449
11/15	$4,651,017	$3,911,742	$4,453,202
12/15	$4,599,861	$3,824,575	$4,374,380
1/16	$4,487,391	$3,837,863	$4,376,072
2/16	$4,540,950	$3,893,271	$4,439,770
3/16	$4,755,164	$4,245,863	$4,712,555
4/16	$4,878,344	$4,355,086	$4,814,391
5/16	$4,872,968	$4,118,301	$4,683,919
6/16	$4,985,416	$4,360,769	$4,882,229
7/16	$5,028,237	$4,387,014	$4,938,249
8/16	$5,129,967	$4,388,776	$4,977,577
9/16	$5,178,154	$4,477,572	$5,034,786
10/16	$5,193,257	$4,439,714	$4,997,769
11/16	$5,041,561	$4,127,530	$4,745,035
12/16	$5,101,502	$4,204,785	$4,814,511
1/17	$5,145,136	$4,299,469	$4,900,949
2/17	$5,222,755	$4,376,943	$4,986,730
3/17	$5,278,230	$4,478,167	$5,053,071
4/17	$5,345,453	$4,530,472	$5,115,575
5/17	$5,390,252	$4,619,289	$5,185,196
6/17	$5,452,599	$4,640,431	$5,197,852
7/17	$5,509,481	$4,736,670	$5,272,912
8/17	$5,607,487	$4,821,606	$5,356,214
9/17	$5,676,815	$4,805,234	$5,351,902
10/17	$5,663,964	$4,669,781	$5,285,970
11/17	$5,716,318	$4,748,459	$5,331,519
12/17	$5,766,594	$4,844,458	$5,399,404
1/18	$5,874,294	$5,061,436	$5,520,702
2/18	$5,854,984	$5,008,589	$5,450,513
3/18	$5,890,594	$5,059,737	$5,479,761
4/18	$5,877,210	$4,910,119	$5,369,778
5/18	$5,739,960	$4,665,741	$5,214,164
6/18	$5,626,841	$4,532,422	$5,118,661
7/18	$5,675,805	$4,618,315	$5,218,375
8/18	$5,504,348	$4,337,237	$5,022,970
9/18	$5,522,194	$4,449,700	$5,118,944
10/18	$5,482,678	$4,362,518	$5,033,589
11/18	$5,526,626	$4,484,999	$5,096,930
12/18	$5,520,692	$4,543,564	$5,156,521
1/19	$5,730,753	$4,791,521	$5,389,104
2/19	$5,771,585	$4,739,148	$5,387,648
3/19	$5,773,015	$4,676,264	$5,388,259
4/19	$5,794,293	$4,668,064	$5,397,301
5/19	$5,828,977	$4,681,862	$5,417,422
6/19	$6,006,021	$4,939,807	$5,642,513
7/19	$6,150,394	$4,985,619	$5,698,414
8/19	$6,098,345	$4,853,998	$5,635,617
9/19	$6,189,861	$4,900,664	$5,665,180
10/19	$6,268,342	$5,042,661	$5,763,247
11/19	$6,361,278	$4,951,011	$5,709,463
12/19	$6,532,845	$5,155,688	$5,870,090
1/20	$6,570,690	$5,089,345	$5,877,271
2/20	$6,487,247	$4,915,813	$5,762,676
3/20	$5,608,344	$4,371,397	$5,078,083
4/20	$5,770,087	$4,542,775	$5,258,122
5/20	$6,168,340	$4,777,998	$5,525,471
6/20	$6,385,877	$4,800,485	$5,625,033
7/20	$6,434,960	$4,945,434	$5,794,812
8/20	$6,566,082	$4,929,205	$5,805,760
9/20	$6,518,577	$4,829,825	$5,713,396
10/20	$6,576,042	$4,850,395	$5,728,793
11/20	$6,823,363	$5,116,586	$5,979,397
12/20	$7,018,992	$5,294,570	$6,133,682
1/21	$7,039,276	$5,237,808	$6,083,134
2/21	$7,036,261	$5,097,467	$5,961,326
3/21	$6,924,868	$4,940,984	$5,845,970
4/21	$7,047,216	$5,052,623	$5,953,158
5/21	$7,146,809	$5,178,687	$6,052,820
6/21	$7,144,070	$5,115,777	$6,039,821
7/21	$7,093,404	$5,093,916	$6,036,482
8/21	$7,202,913	$5,133,173	$6,085,206
9/21	$7,151,613	$4,957,034	$5,939,094
10/21	$7,107,998	$4,891,201	$5,893,146
11/21	$7,015,240	$4,757,413	$5,777,331
12/21	$7,127,500	$4,831,435	$5,848,321
1/22	$7,033,571	$4,831,183	$5,782,097
2/22	$6,671,666	$4,589,600	$5,472,917
3/22	$6,643,553	$4,519,304	$5,383,851
4/22	$6,589,857	$4,246,960	$5,118,639
5/22	$6,535,708	$4,321,836	$5,156,550
6/22	$6,214,917	$4,129,393	$4,922,185
7/22	$6,151,716	$4,141,484	$4,977,879
8/22	$6,340,208	$4,135,670	$4,964,870
9/22	$6,135,073	$3,934,253	$4,717,504
10/22	$6,176,223	$3,899,543	$4,674,284
11/22	$6,521,301	$4,176,670	$4,990,873
12/22	$6,689,125	$4,266,877	$5,068,074
1/23	$6,885,131	$4,450,043	$5,255,546
2/23	$6,827,077	$4,309,226	$5,122,374
3/23	$6,833,128	$4,486,979	$5,251,001
4/23	$6,848,426	$4,525,663	$5,292,174
5/23	$6,910,464	$4,454,205	$5,235,088
6/23	$7,123,851	$4,599,409	$5,363,749
7/23	$7,234,574	$4,731,749	$5,479,659
8/23	$7,164,163	$4,604,613	$5,379,344
9/23	$7,131,979	$4,449,588	$5,243,311
10/23	$7,109,252	$4,426,164	$5,195,821
11/23	$7,291,628	$4,659,381	$5,453,540
12/23	$7,455,690	$4,808,815	$5,647,345
1/24	$7,551,418	$4,735,581	$5,598,214
2/24	$7,737,953	$4,708,415	$5,605,823
3/24	$7,925,860	$4,707,084	$5,648,334
4/24	$7,932,456	$4,606,501	$5,546,204
5/24	$8,071,888	$4,680,817	$5,636,124
6/24	$8,068,359	$4,630,256	$5,627,452
7/24	$8,158,108	$4,735,579	$5,738,855

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	12.76%	5.81%	5.01%
J.P. Morgan Emerging Market Bond Index Global Diversified Footnote Reference†Footnote Referencea	0.08%	(1.02%)	(0.54%)
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	4.73%	0.14%	1.39%
Footnote	Description
Footnote†	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[a]	Index is used with permission. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. See Fund prospectus for full description.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,357,927,839
# of Portfolio Holdings (including derivatives)	699
Portfolio Turnover Rate	173%
Total Advisory Fees Paid	$11,163,451

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Loan Participation Notes	1.0%
Sovereign Loans	1.3%
Senior Floating-Rate Loans	5.6%
Short-Term Investments	15.7%
Foreign Corporate Bonds	28.6%
Sovereign Government Bonds	47.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	9.7%
Uzbekistan	9.3%
Dominican Republic	4.4%
Nigeria	3.6%
Serbia	3.2%
Turkey	2.7%
Taiwan	1.9%
Kazakhstan	1.9%
Malaysia	1.6%
Other	9.3%
Total Long Exposure	47.7%
Euro	(3.0%)
Total Short Exposure	(3.0%)
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

EELDX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Emerging Markets Debt Opportunities Fund (the “Fund”) is the only series of Eaton Vance Series Fund, Inc. (the “Corporation”), a Maryland corporation. The Corporation is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended July 31, 2023 and July 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Emerging Markets Debt Opportunities Fund

Fiscal Years Ended	7/31/23	7/31/24
Audit Fees	$109,100	$108,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,481	$0
All Other Fees(3)	$0	$0

Total	$116,581	$108,900

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended July 31, 2023 and July 31, 2024; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	7/31/23	7/31/24
Registrant	$7,481	$0
Eaton Vance(1)	$0	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Emerging Markets Debt Opportunities Fund
Annual Financial Statements and Additional Information
July 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information July 31, 2024
Eaton Vance
Emerging Markets Debt Opportunities Fund

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments

Convertible Bonds — 0.6%
Security	Principal Amount (000's omitted)		Value
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 6/1/31(1)	USD	2,082	$ 2,095,872
H World Group Ltd., 3.00%, 5/1/26	USD	2,023	2,071,016
PDD Holdings, Inc., 0.00%, 12/1/25	USD	2,067	2,008,883
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(2)	USD	1,231	80,650
			$ 6,256,421
India — 0.2%
Sammaan Capital Ltd., 4.50%, 9/28/26(2)	USD	4,965	$ 4,893,901
			$ 4,893,901
Tanzania — 0.1%
HTA Group Ltd., 2.875%, 3/18/27(2)	USD	3,400	$ 3,188,725
			$ 3,188,725
Total Convertible Bonds (identified cost $15,023,032)			$ 14,339,047

Foreign Corporate Bonds — 26.5%
Security	Principal Amount (000's omitted)		Value
Argentina — 1.0%
Generacion Mediterranea SA/Central Termica Roca SA, 12.50%, 5/28/27(1)	USD	7,712	$ 7,712,000
Pan American Energy LLC, 8.50%, 4/30/32(1)	USD	7,784	8,124,706
Telecom Argentina SA, 9.50%, 7/18/31(1)	USD	4,640	4,603,496
Transportadora de Gas del Sur SA, 8.50%, 7/24/31(1)	USD	3,981	4,019,381
			$ 24,459,583
Brazil — 4.5%
Braskem Netherlands Finance BV, 8.50% to 10/24/25, 1/23/81(2)(3)	USD	11,571	$ 11,678,279
Coruripe Netherlands BV, 10.00%, 2/10/27(2)	USD	10,856	9,744,926
Gol Finance SA, 15.844%, (1 mo. SOFR + 10.50%), 1/29/25(1)(4)	USD	2,517	2,712,278
Itau BBA International PLC, 9.03%, 2/19/30	PYG	55,450,500	8,045,146
MC Brazil Downstream Trading SARL:
7.25%, 6/30/31(2)	USD	589	545,111
7.25%, 6/30/31(1)	USD	700	648,240
MV24 Capital BV, 6.748%, 6/1/34(2)	USD	6,071	5,758,776
OHI Group SA, 13.00%, 7/22/29(1)	USD	28,420	28,660,149
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Samarco Mineracao SA, 9.00%, 6/30/31(2)(5)	USD	23,861	$ 22,121,320
Vale SA, Series A6, 1.378%(6)(7)	BRL	55,335	3,561,043
Yinson Boronia Production BV, 8.947%, 7/31/42(1)	USD	12,581	12,790,914
			$ 106,266,182
Chile — 0.1%
AES Andes SA, 6.35% to 1/7/25, 10/7/79(2)(3)	USD	1,592	$ 1,573,412
			$ 1,573,412
China — 1.2%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(2)	USD	12,060	$ 11,288,160
Greentown China Holdings Ltd., 4.70%, 4/29/25(2)	USD	11,940	11,584,039
KWG Group Holdings Ltd., 7.875%, 8/30/24(8)	USD	5,749	376,766
Shimao Group Holdings Ltd., 5.60%, 7/15/26(2)(8)	USD	15,682	877,878
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(2)(5)	USD	1,021	130,161
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(2)(5)	USD	1,022	117,257
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(2)(5)	USD	2,047	214,903
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(2)(5)	USD	3,074	306,608
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(2)(5)	USD	3,077	274,511
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(2)(5)	USD	1,447	121,804
Times China Holdings Ltd.:
5.55%, 6/4/24(2)(8)	USD	17,720	498,464
6.75%, 7/16/23(2)(8)	USD	3,803	109,336
West China Cement Ltd., 4.95%, 7/8/26(2)	USD	1,324	1,090,202
			$ 26,990,089
Colombia — 1.8%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(1)	USD	129	$ 123,853
Banco Davivienda SA, 6.65% to 4/22/31(2)(3)(6)	USD	3,051	2,361,706
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(2)(3)	USD	15,700	16,815,877
Bancolombia SA, 8.625% to 6/24/29, 12/24/34(3)	USD	14,724	15,260,582
Canacol Energy Ltd., 5.75%, 11/24/28(2)	USD	15,150	7,505,436
			$ 42,067,454
Cyprus — 0.0%(9)
Bank of Cyprus PLC, 11.875% to 12/21/28(2)(3)(6)	EUR	359	$ 440,056
			$ 440,056

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Georgia — 1.4%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(3)(6)	USD	205	$ 200,336
9.50% to 7/16/29(2)(3)(6)	USD	13,175	12,864,597
TBC Bank JSC:
8.894% to 11/6/26(2)(3)(6)	USD	7,668	7,368,948
10.25% to 7/30/29(2)(3)(6)	USD	13,150	12,933,979
			$ 33,367,860
Ghana — 0.4%
Kosmos Energy Ltd., 7.50%, 3/1/28(2)	USD	3,505	$ 3,385,358
Tullow Oil PLC, 10.25%, 5/15/26(2)	USD	6,207	5,998,591
			$ 9,383,949
Greece — 0.9%
Piraeus Financial Holdings SA:
7.25% to 1/17/29, 4/17/34(2)(3)	EUR	6,153	$ 7,160,679
8.75% to 6/16/26(2)(3)(6)	EUR	13,671	15,093,382
			$ 22,254,061
Hong Kong — 0.8%
CAS Capital No. 1 Ltd., 4.00% to 7/12/26(2)(3)(6)	USD	5,900	$ 5,595,118
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(2)	USD	13,542	12,530,673
			$ 18,125,791
Hungary — 0.5%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(2)(3)	EUR	6,343	$ 7,263,894
OTP Bank Nyrt, 8.75% to 2/15/28, 5/15/33(2)(3)	USD	4,622	4,863,158
			$ 12,127,052
India — 0.9%
Piramal Capital & Housing Finance Ltd., 7.80%, 1/29/28(2)	USD	6,940	$ 6,987,396
Vedanta Resources Finance II PLC, 13.875%, 12/9/28(2)	USD	14,591	14,585,778
			$ 21,573,174
Indonesia — 0.9%
Indika Energy Tbk. PT, 8.75%, 5/7/29(1)	USD	13,060	$ 13,273,936
LLPL Capital Pte. Ltd., 6.875%, 2/4/39(2)	USD	8,075	8,216,847
			$ 21,490,783
Security	Principal Amount (000's omitted)		Value
Jamaica — 0.8%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	18,553	$ 18,436,263
			$ 18,436,263
Kazakhstan — 0.7%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(1)	KZT	7,365,500	$ 15,515,496
			$ 15,515,496
Latvia — 0.1%
Air Baltic Corp. AS, 14.50%, 8/14/29(1)	EUR	2,030	$ 2,330,864
			$ 2,330,864
Luxembourg — 0.6%
FORESEA Holding SA, 7.50%, 6/15/30(2)	USD	15,793	$ 14,718,259
			$ 14,718,259
Mexico — 1.2%
Alpha Holding SA de CV:
9.00%, 2/10/25(2)(8)	USD	8,785	$ 48,056
10.00%, 12/19/22(2)(8)	USD	5,495	82,418
BBVA Bancomer SA:
5.125% to 1/17/28, 1/18/33(2)(3)	USD	9,044	8,432,359
8.45% to 6/29/33, 6/29/38(1)(3)	USD	1,046	1,105,178
Grupo Kaltex SA de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(1)	USD	7,480	5,910,771
Petroleos Mexicanos, 7.19%, 9/12/24(1)	MXN	1,420	75,780
Total Play Telecomunicaciones SA de CV:
6.375%, 9/20/28(2)	USD	7,037	4,315,591
10.50%, 12/31/28(1)	USD	9,099	7,651,986
			$ 27,622,139
Moldova — 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/26(2)	USD	6,297	$ 5,652,691
			$ 5,652,691
Nigeria — 0.3%
Access Bank PLC, 6.125%, 9/21/26(2)	USD	6,321	$ 6,020,752
			$ 6,020,752

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Panama — 0.4%
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(2)	USD	11,053	$ 9,763,551
			$ 9,763,551
Paraguay — 0.4%
Frigorifico Concepcion SA:
7.70%, 7/21/28(2)	USD	5,798	$ 3,536,466
7.70%, 7/21/28(1)	USD	7,960	4,855,170
			$ 8,391,636
Peru — 1.2%
Auna SA, 10.00%, 12/15/29(1)	USD	15,398	$ 15,865,778
Peru LNG SRL, 5.375%, 3/22/30(2)	USD	7,489	6,597,851
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	26,000	5,362,567
			$ 27,826,196
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(2)(3)(6)(8)(10)	USD	4,509	$ 0
			$ 0
Singapore — 0.3%
Puma International Financing SA, 7.75%, 4/25/29(1)	USD	6,673	$ 6,770,125
			$ 6,770,125
Supranational — 0.4%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(2)	USD	6,300	$ 6,348,183
17.35%, 3/1/27(2)	USD	2,300	2,278,628
International Finance Corp., 16.00%, 2/21/25	UZS	19,000,000	1,487,382
			$ 10,114,193
Trinidad and Tobago — 0.1%
Telecommunications Services of Trinidad & Tobago Ltd., 8.875%, 10/18/29(2)	USD	1,412	$ 1,409,960
			$ 1,409,960
Tunisia — 0.0%(9)
Tunisian Republic, 3.28%, 8/9/27	JPY	200,000	$ 1,016,771
			$ 1,016,771
Turkey — 1.1%
Eregli Demir ve Celik Fabrikalari TAS, 8.375%, 7/23/29(2)	USD	8,783	$ 8,873,219
Security	Principal Amount (000's omitted)		Value
Turkey (continued)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(2)	USD	7,891	$ 7,328,638
WE Soda Investments Holding PLC, 9.50%, 10/6/28(2)	USD	9,325	9,602,195
			$ 25,804,052
United Arab Emirates — 0.5%
Ittihad International Ltd., 9.75%, 11/9/28(2)	USD	11,130	$ 11,456,944
			$ 11,456,944
United Kingdom — 0.7%
Avianca Midco 2 PLC:
9.00%, 12/1/28(2)	USD	4,220	$ 4,134,679
9.00%, 12/1/28(2)	USD	11,851	11,613,050
			$ 15,747,729
Uzbekistan — 2.1%
Ipoteka-Bank ATIB:
5.50%, 11/19/25(2)	USD	576	$ 560,115
20.50%, 4/25/27(2)	UZS	256,750,000	20,232,394
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27(2)	UZS	370,880,000	29,566,067
			$ 50,358,576
Venezuela — 0.8%
Petroleos de Venezuela SA:
5.375%, 4/12/27(2)(8)	USD	35,423	$ 4,028,884
5.50%, 4/12/37(2)(8)	USD	12,934	1,455,019
6.00%, 10/28/22(2)(8)	USD	9,482	948,196
6.00%, 5/16/24(2)(8)	USD	35,278	4,162,812
6.00%, 11/15/26(2)(8)	USD	15,098	1,736,300
8.50%, 10/27/20(2)(8)	USD	2,128	1,936,480
9.00%, 11/17/21(2)(8)	USD	16,078	1,937,399
9.75%, 5/17/35(2)(8)	USD	18,355	2,294,354
12.75%, 2/17/22(2)(8)	USD	10,019	1,377,640
			$ 19,877,084
Vietnam — 0.2%
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(2)	USD	5,591	$ 5,375,501
			$ 5,375,501
Total Foreign Corporate Bonds (identified cost $649,778,912)			$ 624,328,228

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Loan Participation Notes — 0.9%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.9%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(2)(10)(11)	UZS	86,016,955	$ 6,898,940
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(2)(10)(11)	UZS	197,697,150	15,718,251
Total Loan Participation Notes (identified cost $23,724,315)			$ 22,617,191

Senior Floating-Rate Loans — 5.2%(12)
Borrower/Description	Principal Amount (000's omitted)		Value
Argentina — 0.5%
Provincia De Neuquen:
Term Loan, 11/1/27(13)		$3,282	$ 3,347,257
Term Loan, 11/1/27(13)		3,926	4,004,753
Term Loan, 11/28/27(13)		3,548	3,583,871
			$ 10,935,881
Bahamas — 1.0%
Commonwealth of the Bahamas, Term Loan, 10.512%, (3 mo. EURIBOR + 6.85%), 11/24/28	EUR	21,080	$ 22,813,828
			$ 22,813,828
Luxembourg — 0.1%
Zacapa SARL, Term Loan, 9.335%, (SOFR + 4.00%), 3/22/29		$2,346	$ 2,348,058
			$ 2,348,058
Paraguay — 0.6%
Frigorifico Concepcion SA, Term Loan, 10.834%, (SOFR + 5.50%), 12/8/26		$14,610	$ 14,756,100
			$ 14,756,100
Saint Lucia — 0.4%
Digicel International Finance Ltd., Term Loan, 12.002%, (SOFR + 6.75%), 5/25/27		$8,959	$ 8,696,285
			$ 8,696,285
Borrower/Description	Principal Amount (000's omitted)	Value
Tanzania — 2.2%
HTA Group Ltd.:
Term Loan, 9/13/28(13)	$1,740	$ 1,735,650
Term Loan, 9/13/28(13)	10,645	10,618,387
Tanzania, Term Loan, 10.696%, (SOFR + 5.45%), 2/27/31	40,200	39,948,750
		$ 52,302,787
Uzbekistan — 0.4%
Navoi Mining & Metallurgical Co., Term Loan, 10.065%, (SOFR + 4.76%), 4/23/27	$10,575	$ 10,564,650
		$ 10,564,650
Total Senior Floating-Rate Loans (identified cost $122,524,210)		$ 122,417,589

Sovereign Government Bonds — 43.6%
Security	Principal Amount (000's omitted)		Value
Albania — 1.3%
Albania Government International Bonds:
3.50%, 6/16/27(2)	EUR	154	$ 161,890
3.50%, 11/23/31(2)	EUR	447	440,182
5.90%, 6/9/28(2)	EUR	10,009	11,172,296
Albanian Government Bonds:
4.30%, 7/10/27	ALL	289,500	3,167,928
4.70%, 2/23/27	ALL	141,600	1,566,093
4.95%, 7/22/29	ALL	393,800	4,317,643
5.25%, 1/26/29	ALL	883,700	9,829,963
			$ 30,655,995
Angola — 2.3%
Angola Government International Bonds:
8.75%, 4/14/32(2)	USD	12,575	$ 11,274,292
9.125%, 11/26/49(2)	USD	30,596	25,304,972
9.375%, 5/8/48(2)	USD	20,368	17,172,363
			$ 53,751,627
Argentina — 0.2%
Bonos Para La Reconstruccion De Una Argentina Libre, 3.00%, 5/31/26	USD	7,343	$ 5,445,072
			$ 5,445,072

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Armenia — 1.6%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	376,680	$ 971,340
9.25%, 4/29/28	AMD	3,206,460	8,219,491
9.60%, 10/29/33	AMD	9,310,190	24,114,213
9.75%, 10/29/50	AMD	884,427	2,307,373
9.75%, 10/29/52	AMD	953,900	2,480,185
			$ 38,092,602
Bahamas — 0.4%
Bahamas Government International Bonds:
6.00%, 11/21/28(2)	USD	5,831	$ 5,393,673
8.95%, 10/15/32(2)	USD	4,571	4,536,362
			$ 9,930,035
Benin — 2.7%
Benin Government International Bonds:
4.875%, 1/19/32(2)	EUR	15,252	$ 14,084,357
4.95%, 1/22/35(2)	EUR	27,686	23,973,758
6.875%, 1/19/52(2)	EUR	25,541	21,991,979
7.96%, 2/13/38(2)	USD	4,190	3,915,686
			$ 63,965,780
Bosnia and Herzegovina — 0.0%(9)
Republic of Srpska Treasury Bonds:
1.50%, 6/9/25	BAM	10	$ 5,357
1.50%, 9/25/26	BAM	126	69,934
			$ 75,291
Cameroon — 2.9%
Republic of Cameroon International Bonds:
5.95%, 7/7/32(2)	EUR	13,391	$ 11,415,362
9.50%, 7/31/31(2)	USD	58,254	55,851,023
			$ 67,266,385
Colombia — 1.3%
Titulos De Tesoreria B:
2.25%, 4/18/29	COP	14,605,906	$ 3,157,105
3.00%, 3/25/33	COP	31,398,577	6,451,233
3.75%, 2/25/37	COP	79,999,916	16,321,663
4.75%, 4/4/35	COP	23,100,176	5,278,402
			$ 31,208,403
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 4.3%
Dominican Republic Bonds:
8.00%, 1/15/27(2)	DOP	50,040	$ 786,322
8.00%, 2/12/27(2)	DOP	255,750	4,023,829
10.75%, 6/1/36(1)	DOP	2,449,050	42,400,079
11.25%, 9/15/35(1)	DOP	176,600	3,143,782
11.25%, 9/15/35(2)	DOP	164,200	2,923,041
12.00%, 8/8/25(1)	DOP	209,200	3,569,508
12.75%, 9/23/29(1)	DOP	494,600	9,253,738
13.00%, 6/10/34(2)	DOP	421,100	8,366,211
13.625%, 2/3/33(2)	DOP	63,350	1,262,592
13.625%, 2/3/33(1)	DOP	461,150	9,190,912
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(2)	DOP	17,280	274,392
12.00%, 10/3/25(1)	DOP	634,070	10,836,304
13.00%, 12/5/25(1)	DOP	53,380	914,351
13.00%, 1/30/26(1)	DOP	209,070	3,589,287
			$ 100,534,348
Ecuador — 1.8%
Ecuador Government International Bonds:
0.00%, 7/31/30(2)	USD	33,230	$ 17,090,236
2.50%, 7/31/40(2)	USD	800	324,449
2.50%, 7/31/40(2)	USD	2,515	1,019,909
2.50%, 7/31/40(2)	USD	1,538	623,770
2.50%, 7/31/40(2)	USD	3,451	1,399,418
2.50%, 7/31/40(2)	USD	1,640	665,158
5.00%, 7/31/40(2)	USD	410	166,290
5.00%, 7/31/40(2)	USD	182	73,906
6.90%, 7/31/30(2)	USD	29,308	19,904,679
			$ 41,267,815
Ethiopia — 1.6%
Ethiopia International Bonds, 6.625%, 12/11/24(2)(8)	USD	47,270	$ 37,328,055
			$ 37,328,055
Ghana — 1.8%
Ghana Government International Bonds:
6.375%, 2/11/27(2)(8)	USD	4,711	$ 2,372,990
7.625%, 5/16/29(2)(8)	USD	14,034	7,112,080
7.75%, 4/7/29(2)(8)	USD	6,711	3,411,285
7.875%, 3/26/27(2)(8)	USD	1,893	962,283
7.875%, 2/11/35(2)(8)	USD	7,357	3,768,715
8.125%, 1/18/26(2)(8)	USD	4,030	2,085,557
8.125%, 3/26/32(2)(8)	USD	7,573	3,890,629

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Ghana (continued)
Ghana Government International Bonds: (continued)
8.625%, 4/7/34(2)(8)	USD	10,300	$ 5,295,410
8.627%, 6/16/49(2)(8)	USD	5,115	2,584,482
8.75%, 3/11/61(2)(8)	USD	9,282	4,791,788
8.875%, 5/7/42(2)(8)	USD	4,509	2,306,849
8.95%, 3/26/51(2)(8)	USD	9,392	4,849,794
			$ 43,431,862
Indonesia — 2.3%
Indonesia Treasury Bonds:
6.625%, 2/15/34	IDR	246,872,000	$ 14,881,174
7.125%, 6/15/43	IDR	541,600,000	33,540,229
7.375%, 5/15/48	IDR	86,457,000	5,451,417
			$ 53,872,820
Ivory Coast — 0.8%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(2)	EUR	10,967	$ 9,272,500
6.875%, 10/17/40(2)	EUR	4,106	3,736,139
8.25%, 1/30/37(2)	USD	5,338	5,175,266
			$ 18,183,905
Jordan — 0.1%
Jordan Government International Bonds, 7.50%, 1/13/29(2)	USD	2,747	$ 2,735,220
			$ 2,735,220
Kenya — 1.3%
Republic of Kenya Government International Bonds:
8.25%, 2/28/48(2)	USD	4,448	$ 3,438,838
9.75%, 2/16/31(2)	USD	28,061	26,769,955
			$ 30,208,793
Mexico — 0.2%
Mexican Bonos, 4.50%, 11/22/35	MXN	105,140	$ 5,322,444
			$ 5,322,444
Paraguay — 0.7%
Paraguay Government Bonds, 7.90%, 2/9/31(1)	PYG	113,186,000	$ 15,538,420
			$ 15,538,420
Peru — 3.3%
Peru Government Bonds:
5.40%, 8/12/34	PEN	95,245	$ 22,731,109
Security	Principal Amount (000's omitted)		Value
Peru (continued)
Peru Government Bonds: (continued)
6.15%, 8/12/32	PEN	47,974	$ 12,479,485
6.90%, 8/12/37	PEN	66,253	17,258,744
7.60%, 8/12/39(1)(2)	PEN	94,299	25,836,662
			$ 78,306,000
Serbia — 3.1%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,479,890	$ 13,099,113
7.00%, 10/26/31	RSD	5,859,780	60,045,325
			$ 73,144,438
Seychelles — 0.0%(9)
Seychelles International Bonds, 8.00%, 1/1/26(2)	USD	53	$ 53,634
			$ 53,634
Sri Lanka — 2.2%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(2)(8)	USD	7,778	$ 4,335,722
5.875%, 7/25/22(2)(8)	USD	1,400	778,318
6.20%, 5/11/27(2)(8)	USD	11,393	6,373,293
6.35%, 6/28/24(2)(8)	USD	6,574	3,689,582
6.75%, 4/18/28(2)(8)	USD	6,800	3,875,983
6.825%, 7/18/26(2)(8)	USD	24,753	13,978,235
6.85%, 3/14/24(2)(8)	USD	5,889	3,296,509
6.85%, 11/3/25(2)(8)	USD	21,313	12,145,545
7.55%, 3/28/30(2)(8)	USD	3,815	2,142,549
			$ 50,615,736
Suriname — 1.9%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(1)	USD	17,170	$ 15,109,600
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	31,253	30,315,853
			$ 45,425,453
Tajikistan — 0.0%(9)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(2)	USD	565	$ 545,258
			$ 545,258
Tunisia — 0.6%
Tunisian Republic:
3.50%, 2/3/33	JPY	600,000	$ 2,510,603
4.20%, 3/17/31	JPY	30,000	138,505

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Tunisia (continued)
Tunisian Republic: (continued)
5.75%, 1/30/25(2)	USD	3,968	$ 3,823,852
6.375%, 7/15/26(2)	EUR	8,931	8,609,610
			$ 15,082,570
Turkey — 0.4%
Turkiye Government Bonds, 50.00% (TLREF), 5/17/28(4)	TRY	329,380	$ 9,886,120
			$ 9,886,120
Ukraine — 1.0%
Ukraine Government Bonds:
9.79%, 5/26/27	UAH	213,080	$ 3,545,567
15.84%, 2/26/25	UAH	15,254	277,948
17.80%, 10/15/25	UAH	53,942	1,014,982
19.19%, 9/30/26	UAH	26,729	522,380
Ukraine Government International Bonds:
4.375%, 1/27/32(2)(8)	EUR	532	163,191
6.876%, 5/21/31(2)(8)	USD	3,329	1,027,829
7.253%, 3/15/35(2)(8)	USD	15,281	4,713,711
7.375%, 9/25/34(2)(8)	USD	7,158	2,211,106
7.75%, 9/1/25(2)(8)	USD	2,813	1,030,894
7.75%, 9/1/26(2)(8)	USD	501	170,888
7.75%, 9/1/28(2)(8)	USD	1,355	435,886
7.75%, 9/1/29(2)(8)	USD	9,686	3,133,058
9.75%, 11/1/30(2)(8)	USD	13,273	4,456,277
			$ 22,703,717
Uruguay — 1.1%
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	287,812	$ 7,070,327
3.875%, 7/2/40(14)	UYU	399,396	10,421,739
9.75%, 7/20/33	UYU	350,216	8,768,429
			$ 26,260,495
Uzbekistan — 1.7%
National Bank of Uzbekistan, 19.875%, 7/5/27(2)	UZS	175,670,000	$ 13,909,940
Republic of Uzbekistan Bonds:
16.25%, 10/12/26(2)	UZS	181,050,000	14,680,607
16.625%, 5/29/27(2)	UZS	90,000,000	7,171,469
Republic of Uzbekistan International Bonds:
5.375%, 5/29/27(2)	EUR	2,162	2,345,171
6.90%, 2/28/32(2)	USD	3,005	2,948,420
			$ 41,055,607
Security	Principal Amount (000's omitted)		Value
Venezuela — 0.7%
Venezuela Government International Bonds:
6.00%, 12/9/20(2)(8)	USD	13,632	$ 1,832,704
7.00%, 3/31/38(2)(8)	USD	4,210	613,641
7.65%, 4/21/25(2)(8)	USD	8,539	1,336,123
7.75%, 10/13/19(2)(8)	USD	15,543	2,256,114
8.25%, 10/13/24(2)(8)	USD	12,954	2,026,057
9.00%, 5/7/23(2)(8)	USD	2,387	375,139
9.25%, 9/15/27(8)	USD	12,824	2,349,900
9.25%, 5/7/28(2)(8)	USD	14,255	2,468,859
9.375%, 1/13/34(8)	USD	976	190,234
11.75%, 10/21/26(2)(8)	USD	5,305	980,222
11.95%, 8/5/31(2)(8)	USD	5,917	1,078,414
12.75%, 8/23/22(2)(8)	USD	6,018	1,082,919
			$ 16,590,326
Zambia — 0.0%(9)
Zambia Government International Bonds, 5.75% to 6/30/31, 6/30/33(2)(15)	USD	15	$ 13,155
			$ 13,155
Total Sovereign Government Bonds (identified cost $993,966,018)			$1,028,497,381

Sovereign Loans — 1.2%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 9.426%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	735	$ 849,870
			$ 849,870
Kenya — 0.0%(9)
Government of Kenya, Term Loan, 12.142%, (6 mo. SOFR + 6.45%), 6/29/25(4)	USD	391	$ 394,725
			$ 394,725

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania — 1.1%
Government of the United Republic of Tanzania, Term Loan, 12.022%, (6 mo. SOFR + 6.30%), 4/28/31(4)	USD	25,748	$ 26,159,764
			$ 26,159,764
Total Sovereign Loans (identified cost $27,000,180)			$ 27,404,359

Miscellaneous — 0.0%(9)
Security	Shares	Value
Financial Intermediaries — 0.0%(9)
Alpha Holding SA, Escrow Certificates(10)(16)	9,319,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 14.6%
Affiliated Fund — 3.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(17)	86,614,587	$ 86,614,587
Total Affiliated Fund (identified cost $86,614,587)		$ 86,614,587

Sovereign Government Securities — 8.9%
Security	Principal Amount (000's omitted)		Value
Egypt — 4.9%
Egypt Treasury Bills:
0.00%, 8/6/24	EGP	137,100	$ 2,822,602
0.00%, 8/6/24	EGP	614,000	12,640,977
0.00%, 9/10/24	EGP	1,814,725	36,436,752
0.00%, 12/3/24	EGP	261,300	4,955,154
0.00%, 12/10/24	EGP	1,004,725	18,964,406
0.00%, 12/17/24	EGP	1,244,375	23,379,254
0.00%, 3/11/25	EGP	817,525	14,555,896
0.00%, 3/18/25	EGP	158,350	2,807,172
			$ 116,562,213
Security	Principal Amount (000's omitted)		Value
Nigeria — 3.4%
Nigeria OMO Bills:
0.00%, 1/28/25	NGN	1,676,448	$ 918,515
0.00%, 2/25/25	NGN	2,798,096	1,500,547
0.00%, 4/1/25	NGN	8,326,542	4,438,667
0.00%, 5/20/25	NGN	27,576,817	13,872,319
0.00%, 5/27/25	NGN	32,731,995	16,377,554
0.00%, 6/10/25	NGN	1,121,950	554,242
0.00%, 6/17/25	NGN	15,822,539	7,790,380
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	3,549,468	1,931,003
0.00%, 2/20/25	NGN	15,581,382	8,387,553
0.00%, 3/6/25	NGN	8,658,262	4,611,665
0.00%, 3/27/25	NGN	22,042,230	11,554,702
0.00%, 4/10/25	NGN	14,161,750	7,345,001
			$ 79,282,148
Pakistan — 0.6%
Pakistan Treasury Bills:
0.00%, 8/8/24	PKR	304,000	$ 1,085,997
0.00%, 8/8/24	PKR	304,000	1,085,997
0.00%, 8/8/24	PKR	151,800	542,284
0.00%, 8/8/24	PKR	911,000	3,254,419
0.00%, 8/8/24	PKR	227,800	813,783
0.00%, 8/22/24	PKR	595,000	2,109,756
0.00%, 8/22/24	PKR	525,100	1,861,904
0.00%, 11/14/24	PKR	607,700	2,064,244
0.00%, 11/14/24	PKR	212,000	720,125
			$ 13,538,509
Total Sovereign Government Securities (identified cost $223,382,460)			$ 209,382,870

U.S. Treasury Obligations — 2.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/1/24	$10,000	$ 10,000,000
0.00%, 8/22/24	2,680	2,671,761
0.00%, 9/5/24(18)	2,622	2,608,561
0.00%, 10/10/24(18)	22,698	22,470,263

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 10/24/24	$10,000	$ 9,880,207
Total U.S. Treasury Obligations (identified cost $47,629,175)		$ 47,630,792
Total Short-Term Investments (identified cost $357,626,222)		$ 343,628,249

Total Purchased Options — 0.0%(9) (identified cost $721,745)	$ 459,352
Total Investments — 92.6% (identified cost $2,190,364,634)	$2,183,691,396
Other Assets, Less Liabilities — 7.4%	$ 174,236,443
Net Assets — 100.0%	$2,357,927,839
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $314,744,805 or 13.3% of the Fund's net assets.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $1,023,401,083 or 43.4% of the Fund's net assets.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at July 31, 2024.
(8)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(9)	Amount is less than 0.05%.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(11)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined.
(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(15)	Step coupon security. Interest rate represents the rate in effect at July 31, 2024.
(16)	Non-income producing security.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(18)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	42,300,000	INR	85.50	1/25/29	$224,063
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	119,712
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	21,770,000	INR	85.50	1/30/29	115,577
Total							$459,352
(1)	Amount is less than 0.05%.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	75,858,000	USD	13,393,008	8/2/24	$ 18,588
USD	14,071,360	BRL	75,858,000	8/2/24	659,764
BRL	11,723,000	USD	2,152,214	9/4/24	(86,377)
BRL	39,200,000	USD	7,079,083	9/4/24	(171,227)
USD	5,183,063	BRL	29,019,453	9/4/24	69,231
USD	13,348,185	BRL	75,858,000	9/4/24	(19,575)
COP	33,980,350,000	USD	8,294,870	9/18/24	38,192
COP	28,945,800,000	USD	7,072,025	9/18/24	26,405
COP	10,776,400,000	USD	2,636,751	9/18/24	5,965
COP	312,450,435	USD	74,340	9/18/24	2,283
COP	312,450,435	USD	76,335	9/18/24	288
COP	24,121,100,000	USD	5,941,158	9/18/24	(25,897)
EUR	2,417,586	USD	2,606,639	9/18/24	15,538
EUR	3,853,955	USD	4,169,263	9/18/24	10,836
EUR	1,865,955	USD	2,018,617	9/18/24	5,247
EUR	1,757,071	USD	1,900,824	9/18/24	4,940
EUR	709,692	USD	767,755	9/18/24	1,995
EUR	313,407	USD	339,048	9/18/24	881
EUR	16,885	USD	18,267	9/18/24	47
EUR	1,730,874	USD	1,889,837	9/18/24	(12,487)
EUR	6,539,029	USD	7,139,573	9/18/24	(47,173)
EUR	7,592,627	USD	8,289,934	9/18/24	(54,774)
EUR	13,636,811	USD	14,889,216	9/18/24	(98,377)
EUR	19,195,938	USD	20,958,893	9/18/24	(138,482)
IDR	509,615,395,631	USD	31,253,627	9/18/24	78,930
IDR	66,077,000,000	USD	4,052,175	9/18/24	10,420
PEN	75,357,000	USD	19,634,445	9/18/24	521,296
PEN	63,224,000	USD	16,490,349	9/18/24	420,178
PEN	37,047,000	USD	9,804,944	9/18/24	104,019
PEN	13,330,000	USD	3,547,760	9/18/24	17,616
TWD	186,500,000	USD	5,750,848	9/18/24	(21,766)
TWD	277,000,000	USD	8,539,367	9/18/24	(30,221)
TWD	126,000,000	USD	3,918,993	9/18/24	(48,406)
TWD	135,000,000	USD	4,202,727	9/18/24	(55,670)
TWD	145,800,000	USD	4,542,764	9/18/24	(63,942)
TWD	162,000,000	USD	5,042,048	9/18/24	(65,580)
TWD	144,000,000	USD	4,491,228	9/18/24	(67,701)
TWD	153,000,000	USD	4,767,766	9/18/24	(67,768)
TWD	170,890,000	USD	5,318,540	9/18/24	(68,980)
USD	913,077	COP	3,652,400,000	9/18/24	17,393
USD	1,745,696	COP	7,112,400,000	9/18/24	1,509
USD	22,689	COP	94,000,000	9/18/24	(363)
USD	51,975	COP	218,450,435	9/18/24	(1,596)
USD	8,166,787	COP	33,835,000,000	9/18/24	(130,630)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	8,428,675	COP	34,920,000,000	9/18/24	$ (134,819)
USD	18,778,568	COP	78,926,320,000	9/18/24	(576,675)
USD	19,380,859	COP	81,457,750,996	9/18/24	(595,171)
USD	11,333,299	EUR	10,380,000	9/18/24	74,882
USD	9,834,203	EUR	9,007,000	9/18/24	64,978
USD	8,149,494	EUR	7,464,000	9/18/24	53,846
USD	2,896,089	EUR	2,652,485	9/18/24	19,135
USD	125,558	EUR	116,063	9/18/24	(326)
USD	146,212	EUR	135,155	9/18/24	(380)
USD	167,180	EUR	154,537	9/18/24	(434)
USD	394,213	EUR	364,400	9/18/24	(1,025)
USD	1,084,776	EUR	1,002,738	9/18/24	(2,819)
USD	1,481,012	EUR	1,369,008	9/18/24	(3,849)
USD	1,872,484	EUR	1,730,874	9/18/24	(4,867)
USD	2,018,617	EUR	1,865,955	9/18/24	(5,247)
USD	4,130,488	EUR	3,818,112	9/18/24	(10,736)
USD	6,931,300	EUR	6,407,108	9/18/24	(18,015)
USD	7,022,549	EUR	6,491,456	9/18/24	(18,252)
USD	7,074,014	EUR	6,539,029	9/18/24	(18,386)
USD	7,467,453	EUR	6,902,713	9/18/24	(19,409)
USD	7,658,446	EUR	7,079,262	9/18/24	(19,905)
USD	12,467,668	EUR	11,524,778	9/18/24	(32,405)
USD	5,852,538	EUR	5,428,069	9/18/24	(34,886)
USD	14,752,495	EUR	13,636,811	9/18/24	(38,343)
USD	19,268,478	EUR	17,811,265	9/18/24	(50,081)
USD	22,116,690	EUR	20,444,076	9/18/24	(57,483)
USD	27,042,199	EUR	24,997,084	9/18/24	(70,285)
USD	27,631,201	EUR	25,541,541	9/18/24	(71,816)
USD	45,502,686	EUR	42,061,463	9/18/24	(118,266)
USD	92,936,821	EUR	85,908,306	9/18/24	(241,552)
USD	1,589,288	IDR	25,934,000,000	9/18/24	(5,206)
USD	1,250,744	IDR	20,428,400,000	9/18/24	(5,250)
USD	1,608,184	IDR	26,252,000,000	9/18/24	(5,861)
USD	1,607,790	IDR	26,252,000,000	9/18/24	(6,255)
USD	2,745,819	IDR	44,799,000,000	9/18/24	(8,547)
USD	5,501,655	IDR	89,638,290,824	9/18/24	(9,554)
USD	6,878,368	IDR	112,083,000,000	9/18/24	(12,804)
USD	10,303,285	IDR	168,129,000,000	9/18/24	(33,749)
USD	8,108,235	IDR	132,431,800,000	9/18/24	(34,037)
USD	10,425,937	IDR	170,193,000,000	9/18/24	(37,997)
USD	10,423,322	IDR	170,192,000,000	9/18/24	(40,551)
USD	30,939,316	IDR	504,490,293,751	9/18/24	(78,136)
USD	9,133,281	PEN	33,900,000	9/18/24	66,046
USD	117,426	PEN	443,000	9/18/24	(1,064)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	238,827	PEN	901,000	9/18/24	$ (2,163)
USD	406,464	PEN	1,528,000	9/18/24	(2,230)
USD	826,690	PEN	3,107,735	9/18/24	(4,536)
USD	1,603,716	PEN	6,059,000	9/18/24	(16,885)
USD	1,400,449	PEN	5,300,000	9/18/24	(17,142)
USD	3,634,099	PEN	13,710,000	9/18/24	(32,916)
USD	3,221,990	PEN	12,173,000	9/18/24	(33,923)
USD	2,800,898	PEN	10,600,000	9/18/24	(34,284)
USD	1,939,240	PEN	7,402,078	9/18/24	(40,595)
USD	12,570,733	PEN	47,256,527	9/18/24	(68,973)
USD	3,825,164	PEN	14,596,825	9/18/24	(79,050)
USD	7,885,949	PEN	30,102,151	9/18/24	(165,475)
USD	8,162,725	PEN	31,151,000	9/18/24	(169,235)
USD	49,354,437	PEN	186,466,000	9/18/24	(519,635)
USD	43,017,572	PEN	162,800,000	9/18/24	(526,554)
KRW	7,489,000,000	USD	5,460,177	9/19/24	16,616
KRW	7,489,000,000	USD	5,465,067	9/19/24	11,726
KRW	10,736,345,459	USD	7,842,645	9/19/24	8,970
KRW	2,031,000,000	USD	1,480,788	9/19/24	4,506
KRW	7,179,500,000	USD	5,246,945	9/19/24	3,507
KRW	2,032,000,000	USD	1,482,844	9/19/24	3,182
KRW	2,912,700,000	USD	2,127,658	9/19/24	2,434
BRL	54,966,998	USD	9,951,660	10/2/24	(296,215)
					$(3,349,857)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	23,030,132	EUR	21,080,000	Bank of America, N.A.	8/8/24	$ 210,052	$ —
EUR	2,789,352	USD	3,017,060	Citibank, N.A.	8/9/24	2,681	—
EUR	8,676,548	USD	9,477,321	Citibank, N.A.	8/9/24	—	(84,126)
EUR	330,452	USD	360,987	JPMorgan Chase Bank, N.A.	8/9/24	—	(3,240)
EUR	613,150	USD	662,745	UBS AG	8/9/24	1,049	—
EUR	1,482,964	USD	1,613,114	UBS AG	8/9/24	—	(7,664)
EUR	1,404,440	USD	1,532,787	UBS AG	8/9/24	—	(12,347)
EUR	3,490,511	USD	3,796,552	UBS AG	8/9/24	—	(17,739)
EUR	5,582,117	USD	6,099,518	UBS AG	8/9/24	—	(56,341)
USD	1,086,424	EUR	1,000,000	State Street Bank and Trust Company	8/9/24	3,828	—
HUF	2,617,534,801	EUR	6,544,655	Barclays Bank PLC	8/12/24	100,458	—
HUF	2,632,465,199	EUR	6,645,961	Barclays Bank PLC	8/12/24	31,762	—
KZT	608,505,000	USD	1,306,927	ICBC Standard Bank plc	8/21/24	—	(29,498)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	23,013,062	HUF	9,064,730,089	JPMorgan Chase Bank, N.A.	8/22/24	$ 48,804	$ —
EUR	63,662,716	HUF	25,164,636,631	JPMorgan Chase Bank, N.A.	8/22/24	—	(107,106)
HUF	5,225,746,917	EUR	13,366,244	Bank of America, N.A.	8/22/24	—	(135,801)
HUF	5,389,003,116	EUR	13,765,718	Barclays Bank PLC	8/22/24	—	(120,439)
HUF	3,538,249,967	EUR	9,027,990	Goldman Sachs International	8/22/24	—	(68,085)
KZT	2,290,181,000	USD	4,875,942	Citibank, N.A.	8/26/24	—	(71,576)
KZT	614,386,000	USD	1,306,926	ICBC Standard Bank plc	8/26/24	—	(18,061)
USD	721,355	ZMW	19,693,000	Citibank, N.A.	8/26/24	—	(22,673)
UZS	18,086,166,394	USD	1,364,788	ICBC Standard Bank plc	8/26/24	65,578	—
ZMW	19,693,000	USD	775,321	Standard Chartered Bank	8/26/24	—	(31,293)
HUF	5,053,497,925	EUR	12,731,619	Citibank, N.A.	8/30/24	70,240	—
HUF	241,633,361	EUR	608,763	Citibank, N.A.	8/30/24	3,359	—
HUF	4,042,797,914	EUR	10,219,925	JPMorgan Chase Bank, N.A.	8/30/24	18,664	—
HUF	193,306,668	EUR	488,666	JPMorgan Chase Bank, N.A.	8/30/24	892	—
HUF	5,053,497,511	EUR	12,709,364	UBS AG	8/30/24	94,355	—
HUF	241,633,341	EUR	607,699	UBS AG	8/30/24	4,512	—
UZS	40,756,227,000	USD	3,015,629	ICBC Standard Bank plc	8/30/24	203,538	—
UZS	27,709,158,000	USD	2,049,494	JPMorgan Chase Bank, N.A.	8/30/24	139,139	—
EUR	3,820,613	USD	4,137,112	Citibank, N.A.	9/6/24	4,489	—
USD	529,809	AMD	211,287,739	Citibank, N.A.	9/6/24	—	(13,104)
EGP	361,922,851	USD	7,378,651	Goldman Sachs International	9/12/24	—	(47,980)
USD	644,439	UYU	25,552,000	Citibank, N.A.	9/12/24	12,527	—
USD	1,575,257	AMD	639,948,000	Citibank, N.A.	9/16/24	—	(67,371)
CZK	93,697,518	USD	4,084,868	Standard Chartered Bank	9/18/24	—	(89,734)
CZK	93,902,482	USD	4,095,696	Standard Chartered Bank	9/18/24	—	(91,823)
EGP	303,775,076	USD	6,183,717	Standard Chartered Bank	9/18/24	—	(44,952)
EUR	7,605,173	CZK	188,190,000	JPMorgan Chase Bank, N.A.	9/18/24	224,604	—
EUR	5,692,370	USD	6,112,079	Goldman Sachs International	9/18/24	62,012	—
MXN	265,000,000	USD	14,841,484	Standard Chartered Bank	9/18/24	—	(721,012)
MXN	277,900,000	USD	15,622,753	Standard Chartered Bank	9/18/24	—	(814,907)
MYR	34,811,000	USD	7,573,371	Credit Agricole Corporate and Investment Bank	9/18/24	43,255	—
MYR	31,209,000	USD	6,800,087	Goldman Sachs International	9/18/24	28,423	—
MYR	39,320,000	USD	8,575,791	Goldman Sachs International	9/18/24	27,402	—
SGD	20,380,000	USD	15,141,463	BNP Paribas	9/18/24	140,382	—
SGD	5,530,000	USD	4,117,138	Citibank, N.A.	9/18/24	29,506	—
SGD	28,853,700	USD	21,423,994	State Street Bank and Trust Company	9/18/24	211,814	—
USD	3,084,068	JPY	477,733,015	Citibank, N.A.	9/18/24	—	(127,189)
USD	5,517,746	MXN	98,355,000	Bank of America, N.A.	9/18/24	276,919	—
USD	7,806,946	MXN	146,300,000	Goldman Sachs International	9/18/24	11,379	—
USD	115,242	MXN	2,112,000	Goldman Sachs International	9/18/24	2,704	—
USD	19,546,843	MXN	367,138,948	UBS AG	9/18/24	—	(16,083)
USD	2,895,486	PEN	11,046,946	Standard Chartered Bank	9/18/24	—	(59,241)
USD	2,183,747	SGD	2,939,000	Citibank, N.A.	9/18/24	—	(20,048)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,922,679	SGD	5,279,000	Standard Chartered Bank	9/18/24	$ —	$ (35,754)
USD	4,429,210	ZAR	80,172,726	Goldman Sachs International	9/18/24	43,187	—
USD	4,434,439	ZAR	80,112,161	Standard Chartered Bank	9/18/24	51,728	—
ZAR	7,787,383	USD	409,923	Bank of America, N.A.	9/18/24	16,103	—
ZAR	101,100,000	USD	5,421,676	Standard Chartered Bank	9/18/24	109,220	—
ZAR	12,391,509	USD	679,881	UBS AG	9/18/24	—	(1,976)
CNH	196,185	USD	27,181	JPMorgan Chase Bank, N.A.	9/19/24	74	—
USD	27,180	CNH	196,185	HSBC Bank USA, N.A.	9/19/24	—	(75)
KZT	1,153,500,000	USD	2,459,488	JPMorgan Chase Bank, N.A.	9/20/24	—	(48,239)
KZT	1,729,328,000	USD	3,689,233	JPMorgan Chase Bank, N.A.	9/20/24	—	(74,287)
TRY	468,370,185	USD	12,258,530	Standard Chartered Bank	9/20/24	1,130,843	—
TRY	198,904,000	USD	5,430,706	Standard Chartered Bank	9/20/24	255,394	—
TRY	118,552,522	USD	3,232,983	Standard Chartered Bank	9/20/24	156,097	—
TRY	27,110,000	USD	707,038	Standard Chartered Bank	9/20/24	67,960	—
TRY	47,504,355	USD	1,305,829	Standard Chartered Bank	9/20/24	52,186	—
TRY	47,504,357	USD	1,306,274	Standard Chartered Bank	9/20/24	51,741	—
TRY	90,000,000	USD	2,562,227	Standard Chartered Bank	9/20/24	10,617	—
USD	10,784,504	TRY	377,730,282	Standard Chartered Bank	9/20/24	—	(13,732)
USD	5,193,101	TRY	198,904,000	Standard Chartered Bank	9/20/24	—	(493,000)
KZT	2,287,847,447	USD	4,901,655	Citibank, N.A.	9/23/24	—	(121,234)
TRY	284,472,146	USD	7,214,612	Standard Chartered Bank	9/23/24	891,655	—
TRY	266,320,714	USD	6,800,890	Standard Chartered Bank	9/23/24	788,137	—
TRY	54,070,000	USD	1,456,050	Standard Chartered Bank	9/23/24	84,719	—
USD	5,643,804	TRY	198,324,863	Standard Chartered Bank	9/23/24	—	(7,625)
USD	5,039,771	TRY	177,451,337	Standard Chartered Bank	9/23/24	—	(16,850)
USD	4,966,421	TRY	175,016,660	Standard Chartered Bank	9/23/24	—	(20,823)
USD	1,410,155	TRY	54,070,000	Standard Chartered Bank	9/23/24	—	(130,614)
EGP	616,000,000	USD	12,295,409	Citibank, N.A.	9/26/24	114,861	—
KZT	1,155,598,000	USD	2,437,970	Citibank, N.A.	9/26/24	—	(24,397)
KZT	1,252,689,645	USD	2,613,854	ICBC Standard Bank plc	10/1/24	644	—
KZT	627,325,184	USD	1,306,938	Standard Chartered Bank	10/3/24	1,989	—
KZT	626,018,000	USD	1,306,937	Standard Chartered Bank	10/3/24	—	(738)
KZT	626,018,000	USD	1,306,937	Standard Chartered Bank	10/3/24	—	(738)
USD	657,999	UYU	26,701,600	JPMorgan Chase Bank, N.A.	10/3/24	—	(1,154)
UZS	36,315,194,425	USD	2,705,042	JPMorgan Chase Bank, N.A.	10/4/24	94,183	—
KZT	55,724,266	USD	115,515	Citibank, N.A.	10/7/24	691	—
USD	107,050	UYU	4,358,000	HSBC Bank USA, N.A.	10/10/24	—	(458)
TRY	230,084,457	USD	5,700,640	Standard Chartered Bank	10/17/24	693,271	—
TRY	229,929,099	USD	5,699,825	Standard Chartered Bank	10/17/24	689,769	—
EUR	8,867,985	PLN	38,169,582	Barclays Bank PLC	10/21/24	14,043	—
EUR	8,717,158	PLN	37,521,262	Citibank, N.A.	10/21/24	13,584	—
PLN	75,690,844	EUR	17,225,954	Bank of America, N.A.	10/21/24	362,565	—
UZS	47,845,825,410	USD	3,565,263	ICBC Standard Bank plc	10/21/24	147,847	—
UZS	1,956,595,576	USD	145,797	ICBC Standard Bank plc	10/21/24	885	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	14,747,260,998	USD	1,084,357	JPMorgan Chase Bank, N.A.	10/22/24	$ 60,114	$ —
EGP	156,739,000	USD	3,136,662	Citibank, N.A.	10/24/24	—	(5,014)
EGP	410,870,000	USD	8,192,822	Deutsche Bank AG	10/24/24	16,369	—
UZS	14,801,478,870	USD	1,084,357	JPMorgan Chase Bank, N.A.	10/24/24	63,493	—
UZS	6,924,287,425	USD	507,274	JPMorgan Chase Bank, N.A.	11/1/24	28,562	—
MYR	18,010,000	USD	3,928,455	Goldman Sachs International	11/4/24	21,540	—
MYR	51,950,000	USD	11,335,370	State Street Bank and Trust Company	11/4/24	58,423	—
TRY	126,294,500	USD	3,195,534	Standard Chartered Bank	11/6/24	242,622	—
TRY	896,714,000	USD	22,749,028	Standard Chartered Bank	11/8/24	1,608,503	—
TRY	878,717,453	USD	22,350,871	Standard Chartered Bank	11/8/24	1,517,818	—
TRY	274,490,532	USD	7,038,275	Standard Chartered Bank	11/8/24	417,738	—
TRY	274,490,532	USD	7,038,275	Standard Chartered Bank	11/8/24	417,738	—
TRY	96,578,563	USD	2,504,651	Standard Chartered Bank	11/8/24	118,722	—
USD	8,400,822	TRY	310,580,890	Standard Chartered Bank	11/8/24	—	(35,517)
USD	5,846,289	TRY	218,536,020	Standard Chartered Bank	11/8/24	—	(89,827)
USD	8,540,451	TRY	318,814,170	Standard Chartered Bank	11/8/24	—	(119,530)
USD	3,728,248	TRY	144,349,578	Standard Chartered Bank	11/8/24	—	(192,734)
USD	5,837,604	TRY	225,508,438	Standard Chartered Bank	11/8/24	—	(287,904)
USD	7,783,472	TRY	300,358,793	Standard Chartered Bank	11/8/24	—	(375,204)
USD	9,729,338	TRY	375,730,595	Standard Chartered Bank	11/8/24	—	(476,669)
USD	13,621,075	TRY	527,112,596	Standard Chartered Bank	11/8/24	—	(696,936)
UZS	34,537,725,000	USD	2,541,968	ICBC Standard Bank plc	11/15/24	116,077	—
KZT	632,879,458	USD	1,306,927	ICBC Standard Bank plc	11/18/24	4,834	—
EGP	51,765,378	USD	1,000,297	HSBC Bank USA, N.A.	11/27/24	22,132	—
USD	888,315	ZMW	24,784,000	Citibank, N.A.	11/29/24	—	(10,398)
ZMW	24,784,000	USD	960,628	Standard Chartered Bank	11/29/24	—	(61,914)
TRY	510,813,390	USD	13,123,121	Standard Chartered Bank	12/16/24	192,415	—
USD	6,286,955	TRY	278,200,000	Standard Chartered Bank	12/16/24	—	(964,973)
EGP	371,906,000	USD	7,242,571	Citibank, N.A.	12/18/24	46,528	—
KES	322,228,991	USD	2,299,993	Standard Chartered Bank	12/18/24	89,327	—
TRY	185,127,692	USD	4,437,385	Standard Chartered Bank	12/18/24	378,173	—
USD	2,192,034	KES	322,228,991	Standard Chartered Bank	12/18/24	—	(197,286)
TRY	333,107,276	USD	8,477,158	Standard Chartered Bank	12/20/24	169,339	—
TRY	333,082,518	USD	8,479,765	Standard Chartered Bank	12/20/24	166,089	—
USD	2,247,554	TRY	87,804,438	Standard Chartered Bank	12/20/24	—	(31,594)
USD	11,030,951	TRY	429,523,182	Standard Chartered Bank	12/20/24	—	(118,223)
EGP	516,236,339	USD	9,880,121	Goldman Sachs International	12/26/24	208,193	—
TRY	300,832,267	USD	7,116,137	Standard Chartered Bank	1/6/25	554,743	—
TRY	230,483,900	USD	5,452,380	Standard Chartered Bank	1/6/25	424,696	—
TRY	172,852,600	USD	4,089,250	Standard Chartered Bank	1/6/25	318,294	—
TRY	164,067,900	USD	3,878,146	Standard Chartered Bank	1/6/25	305,399	—
USD	22,075,508	TRY	868,236,667	Standard Chartered Bank	1/6/25	—	(63,536)
UZS	25,907,790,000	USD	1,850,556	JPMorgan Chase Bank, N.A.	1/6/25	103,528	—
EGP	207,087,344	USD	3,952,049	Standard Chartered Bank	1/15/25	65,519	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	96,330,000	USD	2,242,858	Standard Chartered Bank	1/15/25	$ 190,702	$ —
UZS	33,316,019,454	USD	2,383,973	ICBC Standard Bank plc	1/23/25	112,584	—
UZS	28,142,613,000	USD	2,000,186	ICBC Standard Bank plc	1/23/25	108,698	—
EGP	108,470,000	USD	2,091,190	Standard Chartered Bank	1/27/25	4,052	—
TRY	313,578,860	USD	7,146,502	Standard Chartered Bank	1/29/25	662,879	—
TRY	217,626,418	USD	5,013,048	Standard Chartered Bank	1/29/25	406,730	—
TRY	179,846,000	USD	4,140,992	Standard Chartered Bank	1/29/25	337,900	—
USD	21,818,539	TRY	877,221,386	Standard Chartered Bank	1/29/25	—	(27,819)
UZS	36,999,525,274	USD	2,673,376	JPMorgan Chase Bank, N.A.	1/29/25	92,877	—
EGP	174,342,399	USD	3,333,507	Citibank, N.A.	2/3/25	25,659	—
TRY	159,596,626	USD	3,687,567	Standard Chartered Bank	2/10/25	239,022	—
TRY	107,167,508	USD	2,501,722	Standard Chartered Bank	2/10/25	134,943	—
USD	6,575,351	TRY	266,764,134	Standard Chartered Bank	2/10/25	12,098	—
UZS	28,002,600,000	USD	2,000,186	ICBC Standard Bank plc	2/10/25	82,762	—
EGP	356,634,976	USD	5,924,169	Citibank, N.A.	2/13/25	924,111	—
UZS	36,293,975,020	USD	2,583,201	JPMorgan Chase Bank, N.A.	2/13/25	113,307	—
UZS	53,130,298,587	USD	3,778,826	JPMorgan Chase Bank, N.A.	2/18/25	160,809	—
EGP	119,470,742	USD	1,974,723	Citibank, N.A.	2/20/25	313,996	—
EGP	73,341,213	USD	1,184,834	Citibank, N.A.	2/20/25	220,175	—
EGP	61,710,094	USD	987,362	Citibank, N.A.	2/20/25	194,828	—
NGN	3,697,649,537	USD	2,009,592	Standard Chartered Bank	2/24/25	48,425	—
NGN	1,873,944,670	USD	1,004,796	Standard Chartered Bank	2/24/25	38,194	—
NGN	2,869,876,260	USD	1,735,113	JPMorgan Chase Bank, N.A.	2/25/25	—	(138,519)
EGP	29,501,474	USD	545,818	Goldman Sachs International	2/26/25	18,204	—
EGP	64,474,706	USD	987,362	Citibank, N.A.	2/27/25	244,880	—
EGP	55,516,492	USD	1,000,297	HSBC Bank USA, N.A.	2/27/25	60,735	—
UZS	63,207,936,629	USD	4,490,795	ICBC Standard Bank plc	2/28/25	177,774	—
UZS	19,066,083,951	USD	1,364,788	ICBC Standard Bank plc	3/5/25	40,695	—
UZS	17,640,403,111	USD	1,250,649	JPMorgan Chase Bank, N.A.	3/17/25	43,675	—
UZS	19,289,401,749	USD	1,367,073	JPMorgan Chase Bank, N.A.	3/20/25	46,595	—
KES	319,918,215	USD	2,217,804	Citibank, N.A.	3/21/25	88,596	—
KES	8,886,878	USD	61,331	Standard Chartered Bank	3/21/25	2,738	—
USD	2,192,034	KES	328,805,093	Standard Chartered Bank	3/21/25	—	(178,435)
EGP	429,982,880	USD	7,904,097	Goldman Sachs International	3/26/25	239,749	—
EGP	66,531,783	USD	1,243,130	Standard Chartered Bank	4/3/25	13,624	—
KES	430,511,298	USD	2,948,708	Citibank, N.A.	4/4/25	142,585	—
KES	48,718,702	USD	335,991	Citibank, N.A.	4/4/25	13,834	—
USD	3,288,027	KES	479,230,000	Standard Chartered Bank	4/4/25	—	(153,091)
UZS	29,098,670,665	USD	2,056,443	JPMorgan Chase Bank, N.A.	4/4/25	63,780	—
UZS	19,205,801,148	USD	1,352,521	JPMorgan Chase Bank, N.A.	4/4/25	46,875	—
EGP	627,456,844	USD	11,684,485	Goldman Sachs International	4/8/25	148,204	—
EGP	96,271,916	USD	1,810,644	HSBC Bank USA, N.A.	4/8/25	4,869	—
TRY	217,550,000	USD	4,739,689	Standard Chartered Bank	4/8/25	321,376	—
TRY	195,578,000	USD	4,265,639	Standard Chartered Bank	4/8/25	284,271	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KES	277,775,913	USD	1,912,399	Citibank, N.A.	4/9/25	$ 79,331	$ —
USD	1,902,575	KES	277,775,913	Standard Chartered Bank	4/9/25	—	(89,155)
UZS	17,105,446,074	USD	1,194,514	Standard Chartered Bank	4/15/25	46,577	—
KES	277,490,527	USD	1,900,620	Citibank, N.A.	4/16/25	85,099	—
USD	1,902,575	KES	277,490,527	Standard Chartered Bank	4/16/25	—	(83,144)
UZS	79,830,380,000	USD	5,604,098	ICBC Standard Bank plc	4/17/25	183,575	—
KES	12,274,550	USD	83,785	Citibank, N.A.	5/5/25	3,623	—
KES	204,927,256	USD	1,423,106	Standard Chartered Bank	5/5/25	36,208	—
KES	204,927,256	USD	1,439,096	Standard Chartered Bank	5/5/25	20,218	—
USD	1,407,467	KES	204,927,256	Standard Chartered Bank	5/5/25	—	(51,846)
USD	702,918	KES	108,600,903	Standard Chartered Bank	5/5/25	—	(70,443)
USD	702,918	KES	108,600,903	Standard Chartered Bank	5/5/25	—	(70,443)
UZS	22,317,443,000	USD	1,556,036	JPMorgan Chase Bank, N.A.	6/9/25	32,121	—
UZS	37,293,170,000	USD	2,605,181	Standard Chartered Bank	6/23/25	35,496	—
UZS	41,728,949,000	USD	2,931,433	ICBC Standard Bank plc	6/26/25	20,194	—
UZS	56,900,277,000	USD	3,987,406	ICBC Standard Bank plc	6/27/25	35,913	—
UZS	57,179,642,717	USD	3,987,423	ICBC Standard Bank plc	6/30/25	51,356	—
UZS	83,440,309,666	USD	5,862,866	ICBC Standard Bank plc	7/1/25	28,702	—
EGP	237,918,558	USD	4,345,544	HSBC Bank USA, N.A.	7/8/25	4,155	—
EGP	66,843,912	USD	1,229,879	Standard Chartered Bank	7/10/25	—	(8,649)
UZS	25,018,612,000	USD	1,746,500	Deutsche Bank AG	7/10/25	14,411	—
UZS	88,677,198,496	USD	6,194,705	Deutsche Bank AG	7/22/25	20,449	—
UZS	52,908,750,000	USD	3,296,495	Standard Chartered Bank	3/25/26	116,698	—
						$22,897,184	$(8,489,930)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(143)	Short	9/6/24	$ (18,186,052)	$ (342,200)
Euro-Bund	(347)	Short	9/6/24	(50,221,060)	(1,509,678)
Euro-Buxl	(112)	Short	9/6/24	(16,332,104)	(912,924)
Euro-Schatz	(114)	Short	9/6/24	(13,087,161)	(109,808)
Japan 10-Year Bond	(3)	Short	9/12/24	(2,858,116)	3,596
U.S. 2-Year Treasury Note	(636)	Short	9/30/24	(130,613,532)	(974,034)
U.S. 5-Year Treasury Note	(3,565)	Short	9/30/24	(384,630,078)	(5,372,529)
U.S. 10-Year Treasury Note	(486)	Short	9/19/24	(54,340,875)	(1,459,490)
U.S. Long Treasury Bond	(318)	Short	9/19/24	(38,408,438)	(1,106,963)
U.S. Ultra 10-Year Treasury Note	(221)	Short	9/19/24	(25,542,766)	(791,068)
					$(12,575,098)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	267,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.10% (pays quarterly)	3/20/29	$ 530,848	$ —	$ 530,848
CNY	233,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.10% (pays quarterly)	3/20/29	466,180	—	466,180
CNY	175,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.10% (pays quarterly)	3/20/29	352,337	—	352,337
CNY	43,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.11% (pays quarterly)	3/20/29	88,468	—	88,468
CNY	46,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.00% (pays quarterly)	6/18/29	60,847	—	60,847
CNY	63,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.00% (pays quarterly)	6/18/29	85,151	—	85,151
CNY	44,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.01% (pays quarterly)	6/18/29	63,289	—	63,289
CNY	62,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.11% (pays quarterly)	6/19/29	127,341	—	127,341
COP	46,588,500	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.83% (pays quarterly)	9/18/29	39,678	—	39,678
CZK	142,000	Receives	6-month CZK PRIBOR (pays semi-annually)	4.56% (pays annually)	12/20/28	(437,465)	—	(437,465)
CZK	247,700	Pays	6-month CZK PRIBOR (pays semi-annually)	3.39% (pays annually)	9/18/29	66,389	—	66,389
CZK	60,598	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	148,253	—	148,253
CZK	77,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	309,089	—	309,089
CZK	219,600	Pays	6-month CZK PRIBOR (pays semi-annually)	4.55% (pays annually)	12/20/33	1,082,195	—	1,082,195
CZK	181,846	Pays	6-month CZK PRIBOR (pays semi-annually)	3.41% (pays annually)	3/20/34	(59,522)	—	(59,522)
CZK	363,692	Pays	6-month CZK PRIBOR (pays semi-annually)	3.43% (pays annually)	3/20/34	(96,728)	—	(96,728)
CZK	181,846	Pays	6-month CZK PRIBOR (pays semi-annually)	3.45% (pays annually)	3/20/34	(29,922)	—	(29,922)
CZK	181,846	Pays	6-month CZK PRIBOR (pays semi-annually)	3.47% (pays annually)	3/20/34	(22,522)	—	(22,522)
CZK	68,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.52% (pays annually)	3/20/34	4,030	—	4,030
HUF	1,959,656	Pays	6-month HUF BUBOR (pays semi-annually)	5.66% (pays annually)	9/18/29	30,933	—	30,933
HUF	1,936,644	Pays	6-month HUF BUBOR (pays semi-annually)	5.76% (pays annually)	9/18/29	52,606	—	52,606
INR	3,594,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/18/26	166,365	—	166,365

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	3,595,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.55% (pays semi-annually)	9/18/26	$ 181,294	$ —	$ 181,294
INR	1,797,500	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	9/18/26	96,931	—	96,931
INR	1,798,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.59% (pays semi-annually)	9/18/26	105,403	—	105,403
INR	1,797,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	112,215	—	112,215
INR	1,797,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	114,179	—	114,179
INR	1,335,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.62% (pays semi-annually)	9/18/26	86,294	—	86,294
INR	1,797,500	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.64% (pays semi-annually)	9/18/26	126,778	—	126,778
INR	1,797,500	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.66% (pays semi-annually)	9/18/26	133,845	—	133,845
INR	450,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	7,324	—	7,324
INR	452,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	8,712	—	8,712
INR	459,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	8,727	—	8,727
INR	719,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	14,207	—	14,207
KRW	12,007,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	264,250	—	264,250
KRW	7,565,200	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	170,148	—	170,148
KRW	1,387,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	36,427	—	36,427
KRW	1,417,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	47,051	—	47,051
KRW	1,318,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	46,826	—	46,826
KRW	1,336,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	50,208	—	50,208
KRW	8,790,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.20% (pays quarterly)	3/20/34	128,304	—	128,304
KRW	4,000,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.30% (pays quarterly)	3/20/34	81,786	—	81,786
KRW	7,075,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.26% (pays quarterly)	6/19/34	128,577	—	128,577

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	8,782,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	$ 34,677	$ —	$ 34,677
KRW	9,574,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	37,804	—	37,804
KRW	9,220,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.03% (pays quarterly)	9/18/34	42,337	—	42,337
KRW	3,424,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.05% (pays quarterly)	9/18/34	19,687	—	19,687
PLN	45,000	Pays	6-month PLN WIBOR (pays semi-annually)	4.81% (pays annually)	9/18/29	76,061	—	76,061
THB	178,030	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.36% (pays quarterly)	9/18/29	41,214	—	41,214
THB	224,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.36% (pays quarterly)	9/18/29	52,628	—	52,628
THB	224,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.36% (pays quarterly)	9/18/29	53,412	—	53,412
THB	179,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.36% (pays quarterly)	9/18/29	43,337	—	43,337
ZAR	171,891	Pays	3-month ZAR JIBAR (pays quarterly)	9.46% (pays quarterly)	9/18/34	432,575	—	432,575
ZAR	235,007	Pays	3-month ZAR JIBAR (pays quarterly)	9.52% (pays quarterly)	9/18/34	639,032	—	639,032
ZAR	569,053	Pays	3-month ZAR JIBAR (pays quarterly)	9.55% (pays quarterly)	9/18/34	1,611,946	—	1,611,946
ZAR	142,683	Pays	3-month ZAR JIBAR (pays quarterly)	9.59% (pays quarterly)	9/18/34	427,411	—	427,411
ZAR	285,366	Pays	3-month ZAR JIBAR (pays quarterly)	9.60% (pays quarterly)	9/18/34	865,337	—	865,337
Total						$9,354,784	$ —	$9,354,784

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	MYR	34,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	6/19/29	$ 64,901
JPMorgan Chase Bank, N.A.	MYR	31,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	6/19/29	59,814
Standard Chartered Bank	MYR	38,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.69% (pays quarterly)	6/19/29	75,633
Total							$200,348
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$ 5,938	1.00% (pays quarterly)(1)	6.12%	12/20/28	$(1,061,829)	$1,583,991	$522,162
Petroleos Mexicanos	20,600	1.00% (pays quarterly)(1)	4.82	6/20/29	(3,121,607)	3,491,718	370,111
Total	$26,538				$(4,183,436)	$5,075,709	$892,273
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$73,160	1.00% (pays quarterly)(1)	6/20/29	$1,744,441	$(1,269,210)	$ 475,231
China	31,150	1.00% (pays quarterly)(1)	6/20/29	(528,172)	490,084	(38,088)
Colombia	59,800	1.00% (pays quarterly)(1)	6/20/29	2,151,818	(2,050,514)	101,304
Indonesia	20,630	1.00% (pays quarterly)(1)	6/20/29	(252,649)	239,159	(13,490)
Mexico	43,800	1.00% (pays quarterly)(1)	6/20/29	121,130	87,509	208,639
Peru	21,670	1.00% (pays quarterly)(1)	6/20/29	(262,096)	273,233	11,137
Turkey	7,610	1.00% (pays quarterly)(1)	6/20/29	510,748	(696,218)	(185,470)
Total				$3,485,220	$(2,925,957)	$559,263

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Barclays Bank PLC	$ 1,000	1.00% (pays quarterly)(1)	2.67%	6/20/27	$ (42,895)	$ 79,633	$ 36,738
Benin	Barclays Bank PLC	1,000	1.00% (pays quarterly)(1)	2.67	6/20/27	(42,895)	77,865	34,970
Ivory Coast	Barclays Bank PLC	4,389	1.00% (pays quarterly)(1)	2.84	6/20/27	(206,438)	328,426	121,988
Ivory Coast	Deutsche Bank AG	10,219	1.00% (pays quarterly)(1)	2.84	6/20/27	(480,664)	765,935	285,271
Ivory Coast	Deutsche Bank AG	11,383	1.00% (pays quarterly)(1)	2.84	6/20/27	(535,402)	852,145	316,743
Petroleos Mexicanos	Citibank, N.A.	6,104	1.00% (pays quarterly)(1)	4.82	6/20/29	(916,192)	967,772	51,580
Petroleos Mexicanos	Citibank, N.A.	11,572	1.00% (pays quarterly)(1)	4.82	6/20/29	(1,736,923)	1,813,845	76,922
Total		$45,667				$(3,961,409)	$4,885,621	$924,212
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $72,205,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	16,885	Return on PEN 63,320,401 Government of Peru, 5.35%, 8/12/40 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	8/8/24	$48,219
						$48,219

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Cross-Currency Swaps (OTC)
Counterparty	Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 416,859,314 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	6/13/29	$(17,183)
				$(17,183)
*	The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TLREF	– Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso

MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Statement of Assets and Liabilities

July 31, 2024
Assets
Unaffiliated investments, at value (identified cost $2,103,750,047)	$2,097,076,809
Affiliated investments, at value (identified cost $86,614,587)	86,614,587
Cash	2,756,363
Deposits for derivatives collateral:
Futures contracts	10,404,409
Centrally cleared derivatives	51,965,811
OTC derivatives	5,320,000
Foreign currency, at value (identified cost $27,467,068)	27,197,423
Interest receivable	37,139,710
Dividends receivable from affiliated investments	535,491
Receivable for investments sold	67,844,487
Receivable for Fund shares sold	6,373,591
Receivable for variation margin on open centrally cleared derivatives	719,485
Receivable for open forward foreign currency exchange contracts	22,897,184
Receivable for open swap contracts	1,172,779
Tax reclaims receivable	60,192
Directors' deferred compensation plan	28,124
Total assets	$2,418,106,445
Liabilities
Cash collateral due to brokers	$5,320,000
Payable for investments purchased	35,852,254
Payable for Fund shares redeemed	1,999,377
Payable for variation margin on open futures contracts	1,103,293
Payable for open forward foreign currency exchange contracts	8,489,930
Payable for open swap contracts	17,183
Upfront receipts on open non-centrally cleared swap contracts	4,885,621
Payable to affiliates:
Investment adviser and administration fee	1,189,429
Distribution and service fees	18,183
Directors' deferred compensation plan	28,124
Accrued foreign capital gains taxes	80,475
Accrued expenses	1,194,737
Total liabilities	$60,178,606
Net Assets	$2,357,927,839
Sources of Net Assets
Common shares, $0.001 par value, 1,000,000,000 shares authorized (see Note 7), 301,475,168 shares issued and outstanding	$301,475
Additional paid-in capital	2,379,483,040
Accumulated loss	(21,856,676)
Net Assets	$2,357,927,839
Class A Shares
Net Assets	$88,268,666
Shares Outstanding	11,312,084
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$7.80
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.06
Class I Shares
Net Assets	$1,929,763,388
Shares Outstanding	246,620,639
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares outstanding)	$7.82

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Statement of Assets and Liabilities — continued

July 31, 2024
Class R6 Shares
Net Assets	$339,895,785
Shares Outstanding	43,542,445
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares outstanding)	$7.81
On sales of $100,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Statement of Operations

Year Ended
July 31, 2024
Investment Income
Dividend income from affiliated investments	$6,995,759
Interest income (net of foreign taxes withheld of $1,149,697)	161,421,092
Other income	599,408
Total investment income	$169,016,259
Expenses
Investment adviser and administration fee	$11,356,102
Distribution and service fees:
Class A	192,054
Directors’ fees and expenses	107,903
Custodian fee	987,810
Transfer and dividend disbursing agent fees	1,439,198
Legal and accounting services	167,872
Printing and postage	558,536
Registration fees	230,141
Interest expense and fees	185,059
Interest expense on securities sold short	1,511,818
Miscellaneous	71,474
Total expenses	$16,807,967
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$192,651
Total expense reductions	$192,651
Net expenses	$16,615,316
Net investment income	$152,400,943
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $128,453)	$(9,412,908)
Written options	252,797
Securities sold short	4,342,579
Futures contracts	20,339,388
Swap contracts	(14,336,823)
Foreign currency transactions	8,552,021
Forward foreign currency exchange contracts	3,230,935
Non-deliverable bond forward contracts	2,474,429
Net realized gain	$15,442,418
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $192,556)	$42,295,359
Futures contracts	(19,281,625)
Swap contracts	17,211,849
Foreign currency	(243,703)
Forward foreign currency exchange contracts	15,544,011
Non-deliverable bond forward contracts	(126,670)
Net change in unrealized appreciation (depreciation)	$55,399,221
Net realized and unrealized gain	$70,841,639
Net increase in net assets from operations	$223,242,582

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Statements of Changes in Net Assets

	Year Ended July 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$152,400,943	$95,446,348
Net realized gain (loss)	15,442,418	(100,047,901)
Net change in unrealized appreciation (depreciation)	55,399,221	180,382,880
Net increase in net assets from operations	$223,242,582	$175,781,327
Distributions to shareholders:
Class A	$(4,085,878)	$(3,737,116)
Class I	(81,149,266)	(54,365,257)
Class R6	(13,031,032)	(12,162,608)
Total distributions to shareholders	$(98,266,176)	$(70,264,981)
Tax return of capital to shareholders:
Class A	$(2,578,602)	$(1,828,261)
Class I	(54,658,176)	(26,547,773)
Class R6	(8,771,989)	(5,154,993)
Total tax return of capital to shareholders	$(66,008,767)	$(33,531,027)
Transactions in common shares:
Class A	$18,004,939	$13,977,270
Class I	679,759,551	455,855,220
Class R6	130,972,242	(11,929,251)
Net increase in net assets from Fund share transactions	$828,736,732	$457,903,239
Net increase in net assets	$887,704,371	$529,888,558
Net Assets
At beginning of year	$1,470,223,468	$940,334,910
At end of year	$2,357,927,839	$1,470,223,468

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Financial Highlights

	Class A
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.57	$7.06	$8.85	$8.66	$9.03
Income (Loss) From Operations
Net investment income(1)	$0.61	$0.61	$0.54	$0.54	$0.56
Net realized and unrealized gain (loss)	0.27	0.56	(1.68)	0.30	(0.19)
Total income (loss) from operations	$0.88	$1.17	$(1.14)	$0.84	$0.37
Less Distributions
From net investment income	$(0.41)	$(0.47)	$(0.48)	$(0.55)	$(0.64)
From net realized gain	—	—	(0.04)	(0.01)	—
Tax return of capital	(0.24)	(0.19)	(0.13)	(0.09)	(0.10)
Total distributions	$(0.65)	$(0.66)	$(0.65)	$(0.65)	$(0.74)
Net asset value — End of year	$7.80	$7.57	$7.06	$8.85	$8.66
Total Return(2)	12.42%	17.25%	(13.54)%	9.90%	4.19%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$88,269	$67,670	$49,974	$55,838	$18,761
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.16%(4)	1.12%	1.10%	1.11%	1.28%
Net expenses	1.15%(4)(5)	1.11%(5)	1.10%(5)	1.11%	1.15%
Net investment income	8.02%	8.29%	6.63%	6.03%	6.42%
Portfolio Turnover	173%	104%	84%	87%	110%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense, including on securities sold short, of 0.09% of average daily net assets for the year ended July 31, 2024.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended July 31, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Financial Highlights — continued

	Class I
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.59	$7.08	$8.87	$8.69	$9.06
Income (Loss) From Operations
Net investment income(1)	$0.64	$0.63	$0.56	$0.57	$0.58
Net realized and unrealized gain (loss)	0.27	0.56	(1.67)	0.29	(0.19)
Total income (loss) from operations	$0.91	$1.19	$(1.11)	$0.86	$0.39
Less Distributions
From net investment income	$(0.43)	$(0.48)	$(0.50)	$(0.57)	$(0.66)
From net realized gain	—	—	(0.04)	(0.01)	—
Tax return of capital	(0.25)	(0.20)	(0.14)	(0.10)	(0.10)
Total distributions	$(0.68)	$(0.68)	$(0.68)	$(0.68)	$(0.76)
Net asset value — End of year	$7.82	$7.59	$7.08	$8.87	$8.69
Total Return(2)	12.70%	17.52%	(13.27)%	10.05%	4.47%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,929,763	$1,201,270	$690,681	$828,507	$217,227
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.92%(4)	0.87%	0.85%	0.86%	1.03%
Net expenses	0.91%(4)(5)	0.86%(5)	0.85%(5)	0.86%	0.90%
Net investment income	8.31%	8.54%	6.84%	6.27%	6.60%
Portfolio Turnover	173%	104%	84%	87%	110%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense, including on securities sold short, of 0.09% of average daily net assets for the year ended July 31, 2024.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended July 31, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Financial Highlights — continued

	Class R6
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.57	$7.06	$8.84	$8.66	$9.03
Income (Loss) From Operations
Net investment income(1)	$0.64	$0.64	$0.57	$0.57	$0.59
Net realized and unrealized gain (loss)	0.28	0.55	(1.67)	0.29	(0.20)
Total income (loss) from operations	$0.92	$1.19	$(1.10)	$0.86	$0.39
Less Distributions
From net investment income	$(0.43)	$(0.48)	$(0.50)	$(0.57)	$(0.66)
From net realized gain	—	—	(0.04)	(0.01)	—
Tax return of capital	(0.25)	(0.20)	(0.14)	(0.10)	(0.10)
Total distributions	$(0.68)	$(0.68)	$(0.68)	$(0.68)	$(0.76)
Net asset value — End of year	$7.81	$7.57	$7.06	$8.84	$8.66
Total Return(2)	12.76%	17.60%	(13.28)%	10.23%	4.63%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$339,896	$201,284	$199,679	$281,359	$119,237
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.83%(4)	0.79%	0.78%	0.81%	0.98%
Net expenses	0.82%(4)(5)	0.78%(5)	0.78%(5)	0.81%	0.85%
Net investment income	8.40%	8.69%	6.91%	6.34%	6.76%
Portfolio Turnover	173%	104%	84%	87%	110%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense, including on securities sold short, of 0.09% of average daily net assets for the year ended July 31, 2024.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended July 31, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Emerging Markets Debt Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Directors have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of July 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Fund may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
O  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

of swaps as presented in Notes 8 and 11. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
R  Repurchase Agreements—A repurchase agreement is the purchase by the Fund of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Fund typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Fund will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Fund is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
S  Securities Sold Short—A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Fund is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

The tax character of distributions declared for the years ended July 31, 2024 and July 31, 2023 was as follows:
	Year Ended July 31,
	2024	2023
Ordinary income	$98,266,176	$70,264,981
Tax return of capital	$66,008,767	$33,531,027
During the year ended July 31, 2024, accumulated loss was increased by $421,726 and paid-in capital was increased by $421,726 due to differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of July 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$(34,652,723)
Net unrealized appreciation	12,796,047
Accumulated loss	$(21,856,676)
At July 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $34,652,723 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2024, $34,652,723 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,181,698,953
Gross unrealized appreciation	$95,628,168
Gross unrealized depreciation	(82,543,876)
Net unrealized appreciation	$13,084,292
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1.0 billion	0.625%
$1.0 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5.0 billion	0.580%
$5.0 billion and over	0.565%
For the year ended July 31, 2024, the investment adviser and administration fee amounted to $11,356,102 or 0.62% of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended July 31, 2024, the investment adviser and administration fee paid was reduced by $192,651 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2024, EVM earned $11,268 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $4,523 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2024. EVD also received distribution and service fees from Class A shares (see Note 4).
Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. Certain officers and Directors of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2024 amounted to $192,054 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2024, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including principal repayments on loans and securities sold short, aggregated $2,971,818,404 and $2,496,074,878, respectively, for the year ended July 31, 2024.
7  Common Shares
The Corporation's Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). The Corporation’s authorized shares are subdivided into 300 million shares for each of Class A, Class I and Class R6 and 100 million shares for Class C, which has not commenced operations. Transactions in Fund shares were as follows:
	Year Ended July 31, 2024		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	7,101,487	$ 54,314,268	7,421,857	$ 54,993,452
Issued to shareholders electing to receive payments of distributions in Fund shares	875,414	6,660,004	759,023	5,560,062
Redemptions	(5,606,314)	(42,969,333)	(6,320,615)	(46,576,244)
Net increase	2,370,587	$ 18,004,939	1,860,265	$ 13,977,270

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

	Year Ended July 31, 2024		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	149,440,459	$1,145,541,919	107,290,653	$795,996,772
Issued to shareholders electing to receive payments of distributions in Fund shares	17,380,650	132,791,421	10,656,169	78,309,231
Redemptions	(78,474,795)	(598,573,789)	(57,245,336)	(418,450,783)
Net increase	88,346,314	$ 679,759,551	60,701,486	$455,855,220
Class R6
Sales	15,097,659	$ 116,959,200	2,360,584	$ 17,593,032
Issued to shareholders electing to receive payments of distributions in Fund shares	2,849,173	21,707,691	2,361,674	17,255,710
Redemptions	(1,001,766)	(7,694,649)	(6,421,704)	(46,777,993)
Net increase (decrease)	16,945,066	$ 130,972,242	(1,699,446)	$(11,929,251)
At July 31, 2024, Eaton Vance Strategic Income Fund (formerly, Eaton Vance Short Duration Strategic Income Fund) and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 11.5% of the value of the outstanding shares of the Fund.
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2024 is included in the Portfolio of Investments. At July 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $12,468,522. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $12,507,409 at July 31, 2024.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at July 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2024.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2024 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$459,352	$ —	$459,352
Accumulated loss*	4,528,137	2,361,389	10,004,539	16,894,065
Receivable for open forward foreign currency exchange contracts	—	22,897,184	—	22,897,184
Receivable/Payable for open swap contracts	—	—	248,567	248,567
Total Asset Derivatives	$4,528,137	$25,717,925	$10,253,106	$40,499,168
Derivatives not subject to master netting or similar agreements	$4,528,137	$2,361,389	$10,004,539	$16,894,065
Total Asset Derivatives subject to master netting or similar agreements	$ —	$23,356,536	$248,567	$23,605,103
Accumulated loss*	$(5,226,353)	$(5,711,246)	$(13,224,853)	$(24,162,452)
Payable for open forward foreign currency exchange contracts	—	(8,489,930)	—	(8,489,930)
Payable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(3,961,409)	—	(17,183)	(3,978,592)
Total Liability Derivatives	$(9,187,762)	$(14,201,176)	$(13,242,036)	$(36,630,974)
Derivatives not subject to master netting or similar agreements	$(5,226,353)	$(5,711,246)	$(13,224,853)	$(24,162,452)
Total Liability Derivatives subject to master netting or similar agreements	$(3,961,409)	$(8,489,930)	$(17,183)	$(12,468,522)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of July 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$865,639	$(135,801)	$ —	$(729,838)	$ —	$760,000
Barclays Bank PLC	194,482	(194,482)	—	—	—	—
BNP Paribas	140,382	—	—	(60,000)	80,382	60,000
Citibank, N.A.	2,635,183	(2,635,183)	—	—	—	—
Credit Agricole Corporate and Investment Bank	43,255	—	—	—	43,255	—
Deutsche Bank AG	51,229	(51,229)	—	—	—	—
Goldman Sachs International	875,898	(116,065)	—	(759,833)	—	770,000
HSBC Bank USA, N.A.	91,891	(533)	(91,358)	—	—	—
ICBC Standard Bank plc	1,381,656	(47,559)	—	(1,170,000)	164,097	1,170,000
JPMorgan Chase Bank, N.A.	1,901,262	(389,728)	—	(1,511,534)	—	2,560,000
Standard Chartered Bank	15,050,245	(7,017,708)	—	—	8,032,537	—
State Street Bank and Trust Company	274,065	—	—	—	274,065	—
UBS AG	99,916	(99,916)	—	—	—	—
	$23,605,103	$(10,688,204)	$(91,358)	$(4,231,205)	$8,594,336	$5,320,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(135,801)	$135,801	$ —	$ —	$ —	$ —
Barclays Bank PLC	(412,667)	194,482	218,185	—	—	—
Citibank, N.A.	(3,220,245)	2,635,183	585,062	—	—	—
Deutsche Bank AG	(1,016,066)	51,229	964,837	—	—	—
Goldman Sachs International	(116,065)	116,065	—	—	—	—
HSBC Bank USA, N.A.	(533)	533	—	—	—	—
ICBC Standard Bank plc	(47,559)	47,559	—	—	—	—
JPMorgan Chase Bank, N.A.	(389,728)	389,728	—	—	—	—
Standard Chartered Bank	(7,017,708)	7,017,708	—	—	—	—
UBS AG	(112,150)	99,916	—	—	(12,234)	—
	$(12,468,522)	$10,688,204	$1,768,084	$ —	$(12,234)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$5,320,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended July 31, 2024 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$(5,906,590)	$(6,303,023)	$ —	$(12,209,613)
Written options	—	252,797	—	252,797
Futures contracts	—	—	20,339,388	20,339,388
Swap contracts	114,717	—	(14,451,540)	(14,336,823)
Forward foreign currency exchange contracts	—	3,230,935	—	3,230,935
Non-deliverable bond forward contracts	—	—	2,474,429	2,474,429
Total	$(5,791,873)	$(2,819,291)	$8,362,277	$(248,887)
Change in unrealized appreciation (depreciation):
Investments	$5,521,910	$(763,507)	$ —	$4,758,403
Futures contracts	—	—	(19,281,625)	(19,281,625)
Swap contracts	3,164,202	—	14,047,647	17,211,849
Forward foreign currency exchange contracts	—	15,544,011	—	15,544,011
Non-deliverable bond forward contracts	—	—	(126,670)	(126,670)
Total	$8,686,112	$14,780,504	$(5,360,648)	$18,105,968
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended July 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions	Swap Contracts
$616,419,000	$1,482,188,000	$14,358,000	$62,192,000	$1,334,532,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended July 31, 2024, which are indicative of the volume of these derivative types, were approximately $108,601,000 and $1,699,000, respectively.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2024.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

10  Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $86,614,587, which represents 3.7% of the Fund's net assets. Transactions in such investments by the Fund for the year ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$109,338,638	$1,528,023,837	$(1,550,747,888)	$ —	$ —	$86,614,587	$6,995,759	86,614,587
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Convertible Bonds	$ —	$ 14,339,047	$ —	$ 14,339,047
Foreign Corporate Bonds	—	624,328,228	0	624,328,228
Loan Participation Notes	—	—	22,617,191	22,617,191
Senior Floating-Rate Loans	—	122,417,589	—	122,417,589
Sovereign Government Bonds	—	1,028,497,381	—	1,028,497,381
Sovereign Loans	—	27,404,359	—	27,404,359
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	86,614,587	—	—	86,614,587
Sovereign Government Securities	—	209,382,870	—	209,382,870
U.S. Treasury Obligations	—	47,630,792	—	47,630,792
Purchased Currency Options	—	459,352	—	459,352
Total Investments	$ 86,614,587	$2,074,459,618	$22,617,191	$2,183,691,396
Forward Foreign Currency Exchange Contracts	$ —	$ 25,258,573	$ —	$ 25,258,573
Futures Contracts	3,596	—	—	3,596
Swap Contracts	—	14,777,647	—	14,777,647
Total	$ 86,618,183	$2,114,495,838	$22,617,191	$2,223,731,212
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (14,201,176)	$ —	$ (14,201,176)

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$(12,578,694)	$ —	$ —	$ (12,578,694)
Swap Contracts	—	(9,851,104)	—	(9,851,104)
Total	$(12,578,694)	$ (24,052,280)	$ —	$ (36,630,974)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Loan Participation Notes	Miscellaneous	Total
Balance as of July 31, 2023	$ —	$31,121,371	$0	$31,121,371
Realized gains (losses)	—	(1,279,725)	692,658	(587,067)
Change in net unrealized appreciation (depreciation)	(2,412,547)	(932,840)	—	(3,345,387)
Cost of purchases	—	—	—	—
Proceeds from sales, including return of capital	—	(6,818,733)	(692,658)	(7,511,391)
Accrued discount (premium)	232	527,118	—	527,350
Transfers to Level 3(1)	2,412,315	—	—	2,412,315
Transfers from Level 3	—	—	—	—
Balance as of July 31, 2024	$0	$22,617,191	$0	$22,617,191
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2024	$(2,412,547)	$(1,064,678)	$ —	$(3,477,225)
(1)	Transferred from Level 2 to Level 3 due to restrictions imposed on the sale of the investment.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2024:
Type of Investment	Fair Value as of July 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	22,617,191	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.25% - 6.24%**	Decrease
Miscellaneous	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.94% based on relative principal amounts.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Report of Independent Registered Public Accounting Firm

To the Directors of Eaton Vance Series Fund, Inc. and Shareholders of Eaton Vance Emerging Markets Debt Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Emerging Markets Debt Opportunities Fund (the "Fund") (one of the funds constituting Eaton Vance Series Fund, Inc.), including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of July 31, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 18, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of the foreign tax credit and 163(j) interest dividends.
Foreign Tax Credit. For the fiscal year ended July 31, 2024, the Fund paid foreign taxes of $1,278,150 and recognized foreign source income of $157,306,157.
163(j) Interest Dividends. For the fiscal year ended July 31, 2024, the Fund designates 100.00% of distributions from net investment income as a 163(j) interest dividend.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Board of Directors’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1     Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Board of Directors’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Board of Directors’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Emerging Markets Debt Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in investing in securities, derivatives and other instruments to establish long and short investment exposures to emerging markets, and investing in derivatives to establish short investment exposure to the euro. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2024
Board of Directors’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

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EADOX-NCSR    7.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Corporation’s Board of Directors since the Corporation last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	September 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 23, 2024